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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-08895

ING Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  March 31

Date of reporting period:                         December 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Classic Money Market Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Institutional Prime Money Market Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of December 31, 2005 (Unaudited)

Principal Amount	Value

CERTIFICATE OF DEPOSIT: 4.8%

$6,000,000		Dexia Delaware LLC, 4.375%, due 02/01/06	$5,999,770
26,100,000		Washington Mutual Bank, 4.380%, due 05/31/06	26,100,235

		Total Certificate of Deposit
		(Cost $32,100,005)	32,100,005

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.0%

6,000,000	@@, #, C	Cheyne High Grade ABS CDO Ltd., 4.330%, due 11/10/06	6,000,000
5,400,000	@@, ##, I, C	Newcastle CDO I Ltd., 4.549%, due 09/24/38	5,400,000
5,400,000	@@, ##, I, C	Newcastle CDO III Corp., 4.549%, due 09/24/38	5,400,000
5,600,000	@@, #, C	Putnam Structured Product CDO, 4.490%, due 10/15/38	5,600,000
4,050,000	@@, #, C	Whitehawk CDO Funding Ltd., 4.511%, due 09/15/06	4,050,000

		Total Collateralized Mortgage Obligations
		(Cost $26,450,000)	26,450,000

COMMERCIAL PAPER: 35.2%

1,300,000		Alliance & Leicester PLC, 3.890%, due 01/26/06	1,296,489
1,600,000		ANZ National Ltd., 4.150%, due 01/12/06	1,597,971
7,900,000		ASB Bank Ltd., 4.150%, due 01/10/06	7,885,837
7,000,000		Cafco LLC, 4.150%, due 01/09/06	6,993,544
2,266,000		CBA Delaware Finance, Inc., 4.200%, due 01/09/06	2,263,889
5,000,000		Concord Minutemen Capital Co. LLC, 4.080%, due 01/11/06	4,994,880
3,000,000	#	Concord Minutemen Capital Co. LLC, 4.669%, due 01/10/07	2,999,952
20,900,000	#	Concord Minutemen Capital Co. LLC, 4.687%, due 01/11/07	20,899,878
1,300,000		HBOS Treasury Services PLC, 4.380%, due 02/07/06	1,294,148
15,541,000		Jupiter Securization Corp., 4.350%, due 01/06/06	15,500,999
29,400,000		Master Funding LLC, 4.085%, due 01/13/06	29,338,875
28,000,000		Monument Gardens Funding LLC, 4.070%, due 01/09/06	27,946,603
4,168,000		Old Line Funding Corp., 4.210%, due 01/04/06	4,161,444
28,000,000		St. Germain Holdings Ltd., 4.090%, due 01/13/06	27,962,806
3,900,000		Societe Generale NA, 4.300%, due 01/17/06	3,891,155
29,211,000		Three Pillars Funding, 4.330%, due 01/23/06	29,147,158
7,375,000		Thunder Bay Funding, Inc., 4.350%, due 01/17/06	7,360,741
19,700,000		Tulip Funding Co., 4.350%, due 01/19/06	19,659,311
8,000,000		UBS Finance, Inc., 4.260%, due 02/28/06	7,944,643
10,000,000	#	Verizon Global Funding Corp., 4.601%, due 01/12/07	10,000,000
1,200,000		Westpac Trust Securities Ltd., 4.250%, due 01/03/06	1,199,717

		Total Commercial Paper
		(Cost $234,340,040)	234,340,040

CORPORATE BONDS/NOTES: 42.6%

11,600,000		American Express Bank FSB, 4.415%, due 03/16/06	11,600,000
2,950,000		American Express Bank FSB, 4.430%, due 06/13/06	2,950,258
4,000,000		American Express Centurion Bank, 4.442%, due 03/03/06	4,000,335
1,750,000		American General Finance Corp., 4.004%, due 07/14/06	1,766,889
9,500,000	#, C	American General Finance Corp., 4.470%, due 02/15/07	9,499,872
1,000,000		American General Finance Corp., 4.500%, due 11/15/06	1,001,157
7,000,000		American General Finance Corp., 4.551%, due 03/29/06	6,999,671
3,020,000	@@, #	American Honda Finance Corp., 4.443%, due 04/03/06	3,007,659
9,500,000	@@, #	American Honda Finance Corp., 4.510%, due 09/18/06	9,500,000
1,000,000	@@, #	American Honda Finance Corp., 4.557%, due 08/15/06	1,000,925
3,750,000	#	Bank of New York, 4.419%, due 02/27/07	3,750,000
3,275,000		Bank One Corp., 4.394%, due 02/01/06	3,280,359
3,990,000		Bank One Corp., 4.452%, due 08/11/06	3,993,176
13,250,000		Banque Nationale de Paris, 4.300%, due 06/21/06	13,247,915
7,500,000		Barclays Bank PLC, 4.313%, due 06/21/06	7,499,264
5,725,000		Bear Stearns Cos, Inc., 4.419%, due 01/26/07	5,725,000
5,800,000		Bear Stearns Cos, Inc., 4.448%, due 02/05/07	5,800,000
2,000,000		Bear Stearns Cos, Inc., 4.451%, due 03/30/06	1,992,937
14,602,000	#, C	Cargill, Inc., 4.536%, due 05/01/06	14,682,051
2,300,000		Caterpillar Financial Services Ltd., 4.322%, due 01/30/06	2,296,912
5,000,000		Caterpillar Financial Services Ltd., 4.680%, due 07/10/06	5,002,682
4,000,000		Credit Suisse First Boston USA, Inc., 4.271%, due 02/03/06	3,999,949
1,000,000		Credit Suisse First Boston USA, Inc., 4.395%, due 08/01/06	1,000,102
3,400,000		Credit Suisse First Boston USA, Inc., 4.520%, due 03/21/06	3,399,752
2,605,000		Credit Suisse First Boston USA, Inc., 4.777%, due 06/19/06	2,607,977
2,500,000		General Electric Capital Corp., 4.325%, due 01/30/06	2,497,016
2,000,000		General Electric Capital Corp., 4.502%, due 05/12/06	2,001,310

8,400,000		General Electric Capital Corp., 4.519%, due 02/09/07		8,400,729
10,400,000		General Electric Capital Corp., 4.627%, due 09/18/06		10,410,239
2,300,000		Goldman Sachs Group, Inc., 4.386%, due 10/27/06		2,303,315
6,390,000		Goldman Sachs Group, Inc., 4.425%, due 08/01/06		6,392,051
5,300,000	#	Goldman Sachs Group, Inc., 4.490%, due 02/15/07		5,300,000
10,500,000	I	Goldman Sachs Group, Inc., 4.502%, due 02/13/06		10,500,000
15,000,000		Greenwich Capital Holdings, Inc., 4.397%, due 05/11/06		15,000,000
1,700,000	@@, #	HBOS Treasury Services PLC, 4.153%, due 01/12/06		1,699,969
10,000,000	@@	HBOS Treasury Services PLC, 4.320%, due 01/11/06		10,000,024
4,200,000	@@, #	HBOS Treasury Services PLC, 4.435%, due 02/01/07		4,200,000
7,600,000	@@, #	HBOS Treasury Services PLC, 4.569%, due 01/24/07		7,600,000
10,294,000		HSBC Finance Corp., 3.999%, due 01/24/06		10,307,799
1,810,000		HSBC Finance Corp., 4.575%, due 02/21/06		1,806,915
2,300,000		Lehman Brothers Holdings, Inc., 3.994%, due 02/05/06		2,305,608
2,500,000		Merrill Lynch & Co., Inc., 4.333%, due 01/26/06		2,502,761
500,000		Merrill Lynch & Co., Inc., 4.547%, due 03/17/06		499,938
5,000,000		Merrill Lynch & Co., Inc., 4.727%, due 06/19/06		5,004,328
11,500,000	#, I	Money Market Trust GECC Series A-2, 4.545%, due 02/09/07		11,500,000
8,400,000		Morgan Stanley, 4.709%, due 01/12/07		8,410,026
10,150,000		Morgan Stanley, 4.799%, due 03/27/06		10,156,476
6,500,000		Societe Generale, 4.319%, due 03/30/06		6,499,506
1,000,000		Washington Mutual Bank, 4.550%, due 07/25/06		1,001,872
4,500,000		Wells Fargo & Co., 4.435%, due 02/02/07		4,500,005
3,300,000		Westpac Banking Corp., 4.490%, due 01/11/07		3,300,000

		Total Corporate Bonds/Notes
		(Cost $283,704,729)		283,704,729

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.2%

		Federal Home Loan Bank: 3.2%
15,600,000		Federal Home Loan Bank, 4.427%, due 06/14/06		15,598,332
5,700,000		Federal Home Loan Bank, 4.477%, due 07/21/06		5,700,000

		Total U.S. Government Agency Obligations
		(Cost $21,298,332)		21,298,332

REPURCHASE AGREEMENTS: 10.2%

67,824,000		Goldman Sachs Repurchase Agreement dated 12/30/05, 4.250%, due 01/03/06, $67,856,028 to be received upon repurchase (Collateralized by $143,871,000 various U.S. Government Obligations, 0.000% - 4.250%, Market Value plus accrued Interest $69,805,204, due 08/15/14 - 11/15/28)		67,824,000

		Total Repurchase Agreements
		(Cost $67,824,000)		67,824,000

		Total Investments in Securities
		(Cost $665,717,106)*	100.0%	$665,717,106
		Other Assets and Liabilities-Net	0.0	86,127
		Net Assets	100.0%	$665,803,233

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	I	Illiquid security
	*	Cost for federal income tax purposes is the same as it is for financial statement purposes.

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the ING Classic Money Market Fund have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at time of purchase.

		Initial			% of
	Par	Acquisition			Net
Security	Value	Date	Cost	Value	Assets
Goldman Sachs Group, Inc., 4.502%, due 02/13/06	$10,500,000	01/13/05	$10,500,000	$10,500,000	1.6%
Money Market Trust GECC Series A-2, 4.545%, due 02/09/07	11,500,000	07/30/04	11,500,000	11,500,000	1.7%
Newcastle CDO I Ltd., 4.549%, due 09/24/38	5,400,000	09/22/05	5,400,000	5,400,000	0.8%
Newcastle CDO III Corp., 4.549%, due 09/24/38	5,400,000	10/23/03	5,400,000	5,400,000	0.8%
				$32,800,000	4.9%

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2005 (Unaudited)

Principal Amount	Value

CORPORATE BOND/NOTE: 0.0%

	Agency Collateral CMO: 0.0%
$61,338	Small Business Administration CMO, 8.250%, due 11/01/11	$64,599

	Total Corporate Bond/Note
	(Cost $63,685)	64,599

U.S. GOVERNMENT AGENCY OBLIGATIONS: 89.0%

	Federal Home Loan Mortgage Corporation: 0.1%
121,004	7.000%, due 11/01/14	125,623
140,454	7.500%, due 01/01/30	147,567
544,491	7.500%, due 12/01/14	572,002
56,058	8.000%, due 01/01/30	59,822
43,747	9.500%, due 07/01/20	48,014
		953,028

	Federal Home Loan Bank: 0.3%
1,400,000	3.875%, due 02/15/08	1,376,976
545,000	4.570%, due 10/17/08	542,539
		1,919,515

	Federal National Mortgage Association: 0.3%
808,222	6.500%, due 02/01/29	846,528
112,320	6.500%, due 06/01/14	115,586
144,396	7.000%, due 03/01/15	150,137
156,167	7.500%, due 05/01/28	163,925
71,800	8.500%, due 05/01/15	76,690
185,679	8.500%, due 08/01/11	194,834
64,975	8.500%, due 08/01/15	69,400
193,662	8.500%, due 09/01/15	206,854
		1,823,954

	Government National Mortgage Association: 88.3%
8,244,405	3.750%, due 05/20/34	8,062,265
949,371	4.000%, due 01/15/34	875,679
919,641	4.000%, due 03/15/34	848,257
855,549	4.000%, due 05/20/33	785,200
1,904,459	4.500%, due 01/20/34	1,811,256
4,885,241	4.500%, due 08/15/35	4,689,831
632,066	4.500%, due 09/15/35	606,783
2,598,235	4.500%, due 10/20/34	2,477,700
4,452,517	4.500%, due 11/15/35	4,274,417
1,485,519	5.000%, due 02/20/34	1,458,517
1,138,510	5.000%, due 03/15/34	1,125,265
1,980,712	5.000%, due 03/15/35	1,956,572
1,148,118	5.000%, due 04/15/29	1,133,597
1,354,144	5.000%, due 04/15/30	1,337,200
2,457,669	5.000%, due 04/15/34	2,427,717
877,302	5.000%, due 04/15/34	866,611
992,702	5.000%, due 04/15/35	980,603
1,022,872	5.000%, due 04/15/35	1,010,406
1,041,733	5.000%, due 04/15/35	1,029,037

554,584	5.000%, due 04/20/34	544,503
1,075,962	5.000%, due 05/15/33	1,063,704
1,568,467	5.000%, due 05/15/35	1,549,352
972,134	5.000%, due 05/15/35	960,286
10,038,628	5.000%, due 05/15/35	9,916,282
1,731,571	5.000%, due 05/15/35	1,710,467
1,749,175	5.000%, due 06/15/33	1,729,247
1,158,566	5.000%, due 06/15/33	1,145,367
1,362,985	5.000%, due 06/15/33	1,347,457
4,444,568	5.000%, due 06/15/33	4,393,933
1,141,550	5.000%, due 06/15/35	1,127,637
993,783	5.000%, due 06/15/35	981,671
1,543,850	5.000%, due 06/20/34	1,515,788
871,473	5.000%, due 07/15/33	861,545
838,209	5.000%, due 07/15/33	828,660
967,745	5.000%, due 07/15/33	956,720
6,356,384	5.000%, due 07/15/35	6,278,916
4,909,664	5.000%, due 07/15/35	4,849,828
1,303,669	5.000%, due 07/20/34	1,279,972
2,695,912	5.000%, due 09/15/35	2,663,055
1,364,575	5.000%, due 10/15/30	1,347,501
1,071,815	5.000%, due 10/15/33	1,059,604
1,876,350	5.000%, due 10/20/33	1,842,691
2,291,925	5.000%, due 12/20/33	2,250,812
1,308,414	5.000%, due 12/20/33	1,284,943
1,074,519	5.000%, due 12/20/33	1,055,244
899,308	5.000%, due 12/20/34	882,961
1,285,208	5.000%, due 12/20/34	1,261,847
9,146,558	5.500%, due 01/15/34	9,212,263
3,152,259	5.500%, due 01/15/34	3,174,917
1,373,924	5.500%, due 01/15/34	1,383,800
1,468,964	5.500%, due 01/15/35	1,479,522
1,524,309	5.500%, due 01/15/35	1,535,265
1,829,756	5.500%, due 01/15/35	1,842,907
1,495,653	5.500%, due 01/15/35	1,506,404
321,934	5.500%, due 01/20/34	322,842
3,079,380	5.500%, due 02/15/34	3,101,514
982,215	5.500%, due 02/15/34	989,275
1,826,859	5.500%, due 02/15/35	1,839,990
1,878,986	5.500%, due 02/15/35	1,892,491
1,756,623	5.500%, due 03/15/33	1,770,979
2,291,727	5.500%, due 03/15/33	2,310,456
726,952	5.500%, due 03/15/33	732,892
782,192	5.500%, due 03/15/33	788,584
1,318,662	5.500%, due 03/15/34	1,328,135
1,073,115	5.500%, due 03/15/35	1,080,828
1,061,899	5.500%, due 03/15/35	1,069,531
1,982,676	5.500%, due 03/15/35	1,996,926
1,965,070	5.500%, due 03/20/34	1,970,613
1,080,095	5.500%, due 04/15/33	1,088,922
889,689	5.500%, due 04/15/33	896,960
844,717	5.500%, due 04/15/33	851,621
2,959,840	5.500%, due 04/15/34	2,981,116
2,665,725	5.500%, due 04/15/34	2,684,887
924,620	5.500%, due 04/15/34	931,263
2,878,455	5.500%, due 04/15/34	2,899,133
3,278,596	5.500%, due 04/15/34	3,302,148
912,726	5.500%, due 04/15/34	919,283
996,902	5.500%, due 04/15/35	1,004,068
996,327	5.500%, due 04/15/35	1,003,488
1,076,050	5.500%, due 04/15/35	1,083,784
45,584	5.500%, due 04/20/29	45,844

561,236	5.500%, due 04/20/34	563,864
508,717	5.500%, due 05/15/33	512,875
2,382,451	5.500%, due 05/15/33	2,401,921
3,047,499	5.500%, due 05/15/33	3,072,404
741,459	5.500%, due 05/15/33	747,519
1,030,432	5.500%, due 05/15/33	1,038,853
470,516	5.500%, due 05/15/34	473,896
1,890,848	5.500%, due 05/15/35	1,904,439
1,021,545	5.500%, due 05/15/35	1,028,888
1,962,675	5.500%, due 05/15/35	1,976,782
1,001,542	5.500%, due 05/15/35	1,008,741
851,295	5.500%, due 06/15/33	858,252
6,310,266	5.500%, due 06/15/33	6,361,836
643,636	5.500%, due 06/15/33	648,896
1,010,570	5.500%, due 06/15/33	1,018,829
1,224,779	5.500%, due 06/15/33	1,234,788
918,003	5.500%, due 06/15/34	924,598
1,272,388	5.500%, due 06/15/34	1,281,528
1,043,574	5.500%, due 06/15/35	1,051,075
1,084,594	5.500%, due 06/20/34	1,087,654
1,577,240	5.500%, due 07/15/33	1,588,577
6,971,140	5.500%, due 07/15/33	7,028,111
800,493	5.500%, due 07/15/33	807,035
716,357	5.500%, due 07/15/33	722,212
4,847,033	5.500%, due 07/15/33	4,886,645
1,030,969	5.500%, due 07/15/34	1,038,375
1,071,926	5.500%, due 07/15/34	1,079,626
862,120	5.500%, due 07/20/34	866,158
2,194,832	5.500%, due 08/15/34	2,210,599
6,866,227	5.500%, due 08/15/34	6,915,552
1,249,648	5.500%, due 08/15/34	1,258,625
1,164,102	5.500%, due 08/15/34	1,172,464
555,158	5.500%, due 08/20/34	556,724
687,457	5.500%, due 08/20/34	689,397
599,787	5.500%, due 09/15/33	604,689
1,019,040	5.500%, due 09/15/34	1,026,360
1,019,317	5.500%, due 09/15/34	1,026,639
4,072,796	5.500%, due 09/15/34	4,102,053
1,723,355	5.500%, due 09/15/34	1,735,735
1,036,768	5.500%, due 09/15/34	1,044,216
1,001,964	5.500%, due 09/15/34	1,009,162
601,262	5.500%, due 10/15/32	606,249
988,214	5.500%, due 10/15/33	996,290
1,734,795	5.500%, due 10/15/34	1,747,257
1,067,581	5.500%, due 10/15/34	1,075,250
435,154	5.500%, due 10/15/34	438,280
2,762,362	5.500%, due 10/15/34	2,782,206
9,587,791	5.500%, due 11/15/33	9,666,146
980,791	5.500%, due 11/15/33	987,841
2,640,979	5.500%, due 11/15/33	2,659,962
2,334,949	5.500%, due 12/15/32	2,354,317
939,790	5.500%, due 12/15/33	947,470
933,014	5.500%, due 12/15/33	940,639
831,164	5.500%, due 12/15/33	837,138
285,077	5.500%, due 12/15/34	287,125
654,572	5.500%, due 12/20/33	657,064
531,538	5.650%, due 07/15/29	535,858
212,457	5.750%, due 01/20/29	215,246
235,144	5.750%, due 02/20/28	238,300
267,220	5.750%, due 03/20/28	270,807
723,238	5.750%, due 03/20/28	732,946
337,229	5.750%, due 04/20/28	341,756

121,023	5.750%, due 04/20/29	122,611
321,126	5.750%, due 07/20/28	325,436
1,241,315	5.750%, due 07/20/29	1,257,608
678,879	5.750%, due 11/20/27	688,098
308,292	5.750%, due 12/20/27	312,478
1,093,405	6.000%, due 01/15/33	1,121,170
5,593,795	6.000%, due 01/15/33	5,735,839
5,659,605	6.000%, due 01/15/33	5,803,319
4,624,104	6.000%, due 01/15/33	4,741,524
147,200	6.000%, due 01/15/33	150,938
1,272,839	6.000%, due 01/15/34	1,303,864
1,448,075	6.000%, due 01/20/34	1,478,083
594,966	6.000%, due 01/20/35	607,280
734,084	6.000%, due 01/20/35	749,276
608,509	6.000%, due 02/15/29	624,259
536,135	6.000%, due 02/15/32	549,784
470,696	6.000%, due 02/15/33	482,649
790,786	6.000%, due 02/15/33	810,866
927,967	6.000%, due 02/15/33	951,531
329,263	6.000%, due 02/15/34	337,288
1,515,339	6.000%, due 02/20/35	1,546,700
6,191,013	6.000%, due 03/15/33	6,348,222
1,598,265	6.000%, due 03/15/33	1,638,850
959,292	6.000%, due 03/15/33	983,651
289,424	6.000%, due 03/20/34	295,422
636,235	6.000%, due 03/20/34	649,419
2,453,704	6.000%, due 03/20/34	2,504,552
488,022	6.000%, due 03/20/35	498,122
467,799	6.000%, due 04/15/29	479,802
948,582	6.000%, due 04/15/33	972,669
7,079,595	6.000%, due 04/15/33	7,259,368
713,786	6.000%, due 04/20/34	728,578
800,478	6.000%, due 04/20/35	817,045
1,333,237	6.000%, due 05/15/33	1,367,092
1,617,272	6.000%, due 05/15/33	1,658,339
3,422,911	6.000%, due 05/20/34	3,493,845
4,863,934	6.000%, due 06/15/33	4,987,445
253,662	6.000%, due 06/20/34	258,918
160,393	6.000%, due 07/15/28	164,547
854,892	6.000%, due 07/15/28	877,037
2,201,403	6.000%, due 07/15/32	2,257,448
1,441,842	6.000%, due 07/20/34	1,471,722
716,737	6.000%, due 08/15/28	735,302
2,515,367	6.000%, due 08/15/32	2,579,032
2,779,775	6.000%, due 08/15/32	2,850,544
912,367	6.000%, due 08/15/32	935,594
3,821,384	6.000%, due 08/20/34	3,900,576
650,791	6.000%, due 09/15/28	667,649
1,009,171	6.000%, due 09/15/28	1,035,311
2,576,079	6.000%, due 09/15/32	2,641,662
8,527,134	6.000%, due 09/15/32	8,744,223
546,044	6.000%, due 09/15/32	559,946
778,926	6.000%, due 09/15/33	798,705
368,290	6.000%, due 09/15/33	377,642
634,641	6.000%, due 09/15/33	650,756
3,161,982	6.000%, due 09/15/33	3,242,274
492,708	6.000%, due 09/15/34	504,730
2,029,819	6.000%, due 10/15/15	2,085,571
997,891	6.000%, due 10/15/25	1,024,195
783,536	6.000%, due 10/15/33	803,432
555,822	6.000%, due 10/15/33	569,936
3,201,152	6.000%, due 10/15/33	3,282,439

808,163	6.000%, due 10/15/33	828,685
1,362,236	6.000%, due 10/15/33	1,396,827
1,118,589	6.000%, due 10/15/34	1,145,882
2,076,937	6.000%, due 11/15/32	2,129,814
19,680	6.000%, due 11/15/32	20,181
10,423,922	6.000%, due 11/20/34	10,639,939
1,884,316	6.000%, due 11/20/34	1,923,365
1,752,009	6.000%, due 12/15/32	1,796,613
1,680,101	6.000%, due 12/15/33	1,722,764
8,756,278	6.000%, due 12/20/34	8,937,737
261,481	6.250%, due 03/15/28	271,381
59,171	6.250%, due 04/15/26	61,425
207,036	6.250%, due 04/15/28	214,875
130,341	6.340%, due 02/15/29	130,521
1,542,772	6.400%, due 10/15/33	1,571,589
1,140,819	6.470%, due 09/15/33	1,161,542
2,584,700	6.500%, due 01/15/32	2,701,622
342,790	6.500%, due 02/15/22	349,199
359,238	6.500%, due 02/15/26	376,291
1,659,681	6.500%, due 02/15/32	1,734,759
6,574	6.500%, due 03/15/28	6,885
46,438	6.500%, due 03/15/28	48,639
44,818	6.500%, due 03/15/28	46,942
172,787	6.500%, due 03/15/28	180,976
16,946	6.500%, due 03/15/28	17,749
58,108	6.500%, due 03/15/28	60,862
3,036,588	6.500%, due 03/15/30	3,187,395
105,549	6.500%, due 04/20/32	109,566
31,074	6.500%, due 05/15/31	32,488
501,398	6.500%, due 07/20/29	521,237
509,378	6.500%, due 07/20/32	528,763
311,004	6.500%, due 08/15/28	325,744
1,030,933	6.500%, due 08/15/32	1,077,568
1,990,929	6.500%, due 08/20/31	2,067,244
463,376	6.500%, due 09/15/31	484,465
3,258,344	6.500%, due 11/15/28	3,412,778
439,470	6.500%, due 12/20/34	455,315
2,818,297	6.625%, due 01/15/34	2,871,484
2,454,215	6.625%, due 01/15/40	2,524,939
1,513,515	6.650%, due 06/15/30	1,599,719
161,625	6.650%, due 10/15/14	163,370
6,121,520	6.687%, due 07/15/40	6,376,483
3,153,367	6.750%, due 01/15/41	3,373,024
22,536	6.750%, due 04/15/14	22,822
238,373	6.750%, due 06/15/13	241,185
2,334,143	6.750%, due 06/15/39	2,410,716
375,610	6.750%, due 07/15/29	386,084
47,234	6.750%, due 08/15/28	49,284
630,756	6.750%, due 08/15/29	648,348
368,294	6.750%, due 08/15/29	378,567
394,562	6.750%, due 09/15/24	405,595
306,335	6.750%, due 10/15/28	319,633
195,623	6.750%, due 10/15/28	204,115
223,895	6.750%, due 11/15/28	233,615
2,811,724	6.810%, due 07/15/39	2,943,579
3,053,316	6.820%, due 04/15/34	3,142,654
931,723	6.820%, due 05/15/27	991,495
9,684,959	6.840%, due 10/15/36	10,447,073
1,779,893	6.870%, due 03/15/39	1,870,450
776,975	6.875%, due 02/15/40	816,016
2,451,270	6.875%, due 02/15/40	2,574,440
2,127,666	6.900%, due 01/15/32	2,306,824

329,434	7.000%, due 01/15/27	346,576
1,141,170	7.000%, due 01/15/32	1,198,383
373,597	7.000%, due 01/15/32	392,327
726,984	7.000%, due 01/15/32	763,432
747,717	7.000%, due 01/15/32	785,204
1,855,979	7.000%, due 02/15/32	1,949,030
893,052	7.000%, due 02/15/32	937,826
472,636	7.000%, due 02/15/32	496,333
565,358	7.000%, due 02/15/32	593,702
1,096,693	7.000%, due 02/15/32	1,151,677
907,645	7.000%, due 02/15/32	953,151
830,651	7.000%, due 03/15/32	872,296
451,650	7.000%, due 03/15/32	474,294
1,094,221	7.000%, due 03/15/32	1,149,081
339,306	7.000%, due 03/15/32	356,317
373,996	7.000%, due 03/15/32	392,746
1,528,202	7.000%, due 03/15/32	1,604,820
59,449	7.000%, due 04/15/26	62,601
741,351	7.000%, due 04/15/32	778,520
937,173	7.000%, due 04/15/32	984,159
1,892,858	7.000%, due 04/15/32	1,987,758
1,027,338	7.000%, due 04/15/32	1,078,844
818,059	7.000%, due 04/15/32	859,073
70,069	7.000%, due 05/15/31	73,587
1,551,870	7.000%, due 05/15/32	1,629,675
3,795,859	7.000%, due 05/15/32	3,986,168
985,001	7.000%, due 06/15/31	1,034,632
909,781	7.000%, due 06/15/34	945,677
1,615,007	7.000%, due 07/15/22	1,723,252
326,368	7.000%, due 07/15/28	343,097
100,689	7.000%, due 07/15/28	105,850
48,223	7.000%, due 07/15/29	50,669
3,248,372	7.000%, due 07/15/32	3,411,232
144,361	7.000%, due 09/15/23	152,053
445,273	7.000%, due 09/15/31	467,631
56,569	7.000%, due 10/15/30	59,419
199,284	7.000%, due 11/15/27	209,654
260,276	7.000%, due 11/15/31	273,274
33,192	7.000%, due 12/15/23	34,961
291,566	7.000%, due 12/15/31	306,206
8,844,184	7.010%, due 02/15/37	9,619,794
5,494,034	7.100%, due 11/15/39	5,915,042
8,843,913	7.125%, due 09/15/39	9,320,959
1,162,189	7.150%, due 07/15/36	1,257,610
2,130,679	7.150%, due 07/15/36	2,305,618
48,974	7.250%, due 01/15/29	51,201
511,123	7.250%, due 06/15/29	535,320
473,977	7.250%, due 09/15/31	516,849
527,828	7.250%, due 10/15/27	579,331
2,911,033	7.300%, due 08/15/36	3,112,548
139,711	7.500%, due 01/15/31	146,963
52,552	7.500%, due 01/15/31	55,280
168,404	7.500%, due 01/15/32	177,141
284,923	7.500%, due 08/15/29	299,167
128,988	7.500%, due 08/20/27	135,283
412,818	7.500%, due 09/15/32	445,790
538,815	7.500%, due 10/15/30	566,931
253,957	7.500%, due 10/15/31	267,139
781,402	7.500%, due 12/15/19	807,605
367,354	7.500%, due 12/15/28	387,309
97,857	7.500%, due 12/15/30	102,963
4,920,160	7.600%, due 08/15/31	5,297,356

9,334,458	7.625%, due 07/15/38	9,781,584
62,702	7.650%, due 12/15/12	64,396
362,997	7.700%, due 08/15/13	373,741
932,481	7.750%, due 03/15/32	950,122
289,788	7.750%, due 06/15/14	299,475
372,809	7.750%, due 06/15/14	385,271
539,931	7.750%, due 09/15/29	571,739
608,827	7.750%, due 10/15/29	645,421
930,806	7.800%, due 01/15/42	1,022,971
26,184	7.800%, due 05/15/19	27,884
42,352	7.800%, due 07/15/19	45,101
1,192,474	7.875%, due 03/15/38	1,227,756
2,059,564	7.875%, due 04/15/38	2,112,870
2,072,704	7.875%, due 09/15/29	2,135,892
4,365,797	7.875%, due 11/15/34	4,550,040
1,061,554	8.000%, due 01/15/30	1,091,768
1,329,507	8.000%, due 01/15/38	1,360,921
27,869	8.000%, due 03/15/28	29,858
2,434,490	8.000%, due 03/15/35	2,560,392
21,752	8.000%, due 03/20/24	23,187
40,935	8.000%, due 04/15/27	43,875
327,632	8.000%, due 05/15/30	329,125
89,789	8.000%, due 06/15/27	96,236
45,302	8.000%, due 07/15/26	48,567
111,854	8.000%, due 07/15/26	119,916
129,963	8.000%, due 07/15/27	139,295
251,698	8.000%, due 09/15/26	269,839
85,136	8.000%, due 09/20/26	90,846
927,100	8.000%, due 10/15/30	959,281
55,549	8.000%, due 11/15/25	59,556
456,494	8.000%, due 11/15/38	483,699
236,535	8.000%, due 12/15/14	250,589
73,386	8.000%, due 12/15/26	78,676
28,492	8.050%, due 04/15/21	30,654
46,021	8.050%, due 07/15/19	49,400
19,943	8.050%, due 07/15/20	21,434
460,530	8.100%, due 06/15/12	468,817
641,599	8.100%, due 07/15/12	653,248
4,935,305	8.125%, due 05/15/38	5,120,309
62,950	8.150%, due 04/15/12	64,124
987,021	8.150%, due 04/15/12	1,005,418
732,463	8.150%, due 09/15/12	746,731
1,226,553	8.150%, due 09/15/15	1,257,129
517,686	8.150%, due 12/15/11	526,970
796,236	8.200%, due 05/15/13	789,701
776,299	8.200%, due 06/15/12	791,799
51,241	8.200%, due 08/15/12	51,103
1,664,548	8.200%, due 09/15/12	1,698,649
583,075	8.200%, due 10/15/11	593,859
221,600	8.200%, due 10/15/12	226,178
839,016	8.250%, due 03/15/41	921,726
38,939	8.250%, due 10/15/24	40,336
679,563	8.250%, due 11/15/35	707,721
459,001	8.250%, due 12/15/37	476,498
6,753,692	8.500%, due 10/15/31	7,090,999
47,905	9.000%, due 05/15/16	51,915
60,473	9.000%, due 07/15/16	65,536
706,792	9.000%, due 11/15/27	745,488
1,269,753	9.000%, due 12/15/34	1,342,914
15,483	9.500%, due 11/15/21	17,091
		596,401,672

		Total U.S. Government Agency Obligations
		(Cost $596,295,915)		601,098,169

U.S. TREASURY OBLIGATIONS: 3.0%

		U.S. Treasury Note: 1.4%
25,000		2.625%, due 11/15/06		24,624
3,021,000		4.000%, due 08/31/07		3,001,883
300,000		4.000%, due 02/15/14		291,961
6,705,000		4.250%, due 10/15/10		6,672,005
4,543,000		4.250%, due 08/15/15		4,485,681
1,868,000		4.250%, due 10/31/07		1,863,111
100,000		4.375%, due 11/15/08		100,047
				16,439,312

		U.S. Treasury Bond: 1.6%
1,000,000		9.250%, due 02/15/16		1,386,133
2,310,000		14.000%, due 11/15/11		2,497,690
				36,737,823

		Total U.S. Treasury Obligations
		(Cost $20,713,907)		20,323,135

		Total Long-Term Investments
		(Cost $617,073,507)		621,485,903

SHORT-TERM INVESTMENTS: 7.8%

		U.S. Treasury Bills: 7.8%
12,000,000		3.570%, due 02/16/06		11,944,404
5,000,000		3.820%, due 03/23/06		4,956,820
4,000,000		3.900%, due 04/06/06		3,958,824
32,000,000		3.990%, due 05/04/06		31,566,112
				52,426,160

		Total Short-Term Investments
		(Cost $52,413,306)		52,428,526

		Total Investments in Securities
		(Cost $669,486,813)*	99.8%	$673,912,063
		Other Assets and Liabilities-Net	0.2	1,612,860

		Net Assets	100.0%	$675,524,923

	*	Cost for federal income tax purposes is the same for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,565,874
		Gross Unrealized Depreciation		(6,140,624)
		Net Unrealized Appreciation		$4,425,250

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2005 (Unaudited)

Principal Amount	Value

CORPORATE BONDS/NOTES: 97.7%

		Advertising: 0.3%
$195,000	C	Vertis, Inc., 9.750%, due 04/01/09	$203,044
555,000	#, C	Vertis, Inc., 13.500%, due 12/07/09	452,325
			655,369

		Aerospace/Defense: 1.3%
1,045,000	C	DRS Technologies, Inc., 6.875%, due 11/01/13	1,004,506
985,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	1,041,638
575,000	C	Sequa Corp., 8.875%, due 04/01/08	602,313
50,000	C	Sequa Corp., 9.000%, due 08/01/09	53,375
			2,701,832

		Apparel: 1.8%
750,000	C	Levi Strauss & Co., 9.280%, due 04/01/12	759,375
1,530,000	C	Phillips-Van Heusen, 8.125%, due 05/01/13	1,621,800
1,365,000	C	Russell Corp., 9.250%, due 05/01/10	1,390,594
			3,771,769

		Auto Parts & Equipment: 0.7%
975,000	C	Accuride Corp., 8.500%, due 02/01/15	965,250
405,000	C	TRW Automotive, Inc., 11.000%, due 02/15/13	456,638
			1,421,888

		Building Materials: 1.2%
1,905,000	@@, C	Ainsworth Lumber Co. Ltd., 6.750%, due 03/15/14	1,643,063
900,000	C	Ply Gem Industries, Inc., 9.000%, due 02/15/12	803,250
			2,446,313

		Chemicals: 4.2%
745,000	C	Equistar Chemicals LP, 10.625%, due 05/01/11	823,225
1,215,000	C	IMC Global, Inc., 10.875%, due 06/01/08	1,351,688
1,990,000	C	Lyondell Chemical Co., 9.625%, due 05/01/07	2,087,013
1,290,000	C	Nalco Co., 7.750%, due 11/15/11	1,331,925
500,000	@@	Nova Chemicals Corp., 6.500%, due 01/15/12	486,875
1,450,000	@@, #, C	Nova Chemicals Corp., 7.561%, due 11/15/13	1,488,063
851,000	C	Rockwood Specialties Group, Inc., 10.625%, due 05/15/11	937,164
			8,505,953

		Commercial Services: 2.6%
695,000	C	Cenveo Corp., 7.875%, due 12/01/13	674,150
1,450,000	C	Corrections Corp. of America, 7.500%, due 05/01/11	1,508,000
370,000	#, C	Hertz Corp., 10.500%, due 01/01/16	382,950
1,500,000	#, C	Hertz Corp., 8.875%, due 01/01/14	1,535,625
290,000	C	Mail-Well I, Corp., 9.625%, due 03/15/12	314,650
630,000	C	United Rentals North America, Inc., 6.500%, due 02/15/12	616,613
290,000	C	United Rentals North America, Inc., 7.000%, due 02/15/14	272,600
			5,304,588

		Computers: 1.1%
535,000	#, C	Activant Solutions, Inc., 10.530%, due 04/01/10	554,394
465,000	#, C	Solar Capital Corp., 10.250%, due 08/15/15	467,325
1,110,000	#, C	Solar Capital Corp., 9.125%, due 08/15/13	1,154,400
			2,176,119

		Distribution/Wholesale: 0.2%
390,000	C	Aviall, Inc., 7.625%, due 07/01/11	401,700
			401,700

		Diversified Financial Services: 7.0%
920,000	C	Alamosa Delaware, Inc., 8.500%, due 01/31/12	999,350
800,000	#, C	Astoria Depositor Corp., 8.144%, due 05/01/21	830,444
620,000		General Motors Acceptance Corp., 6.125%, due 02/01/07	592,029
595,000		General Motors Acceptance Corp., 6.750%, due 12/01/14	536,137
4,760,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	4,345,784
655,000		General Motors Acceptance Corp., 8.000%, due 11/01/31	629,074
1,008,000	C	Global Cash Finance Corp., 8.750%, due 03/15/12	1,077,300
1,575,000	C	Jostens IH Corp., 7.625%, due 10/01/12	1,590,750
920,000	#, C	Rainbow National Services LLC, 8.750%, due 09/01/12	984,400
930,000	C	Universal City Development Partners, 11.750%, due 04/01/10	1,047,413
375,000	C	Universal City Florida Holding Co. I/II, 9.430%, due 05/01/10	378,750
1,180,000	C	Vanguard Health Holding Co. II LLC, 9.000%, due 10/01/14	1,259,650
			14,271,081

		Electric: 9.8%
875,000	#, C	AES Corp., 8.750%, due 05/15/13	957,031
1,575,000	C	AES Corp., 8.875%, due 02/15/11	1,710,844
1,065,000	#, C	Allegheny Energy, Inc., 8.250%, due 04/15/12	1,206,113
2,050,000	C	Aquila, Inc., 7.625%, due 11/15/09	2,101,250
1,440,000	C	CMS Energy Corp., 7.500%, due 01/15/09	1,490,400
1,266,304	C	Homer City Funding LLC, 8.734%, due 10/01/26	1,481,576
85,000	C	Inergy LP/Inergy Finance Corp., 6.875%, due 12/15/14	77,775
2,075,000		Midwest Generation LLC, 8.300%, due 07/02/09	2,164,484
1,585,000	#, C	Mirant North America LLC, 7.375%, due 12/31/13	1,610,756
1,509,000	C	Nevada Power Co., 10.875%, due 10/15/09	1,656,128
1,665,000	C	Nevada Power Co., 5.875%, due 01/15/15	1,660,541
975,000	C	Reliant Resources, Inc., 6.750%, due 12/15/14	855,563
1,265,000	C	TECO Energy, Inc., 7.500%, due 06/15/10	1,353,550
670,000	#, C	Texas Genco LLC, 6.875%, due 12/15/14	728,625
990,000	C	TXU Corp., 5.550%, due 11/15/14	945,288
			19,999,924

		Electronics: 1.0%
625,000	@@, C	Celestica, Inc., 7.625%, due 07/01/13	619,531
280,000	@@, C	Celestica, Inc., 7.875%, due 07/01/11	283,500
1,085,000	@@, C	Flextronics Int’l Ltd, 6.500%, due 05/15/13	1,108,056
			2,011,087

		Entertainment: 3.9%
2,335,000	C	American Casino and Entertainment, 7.850%, due 02/01/12	2,405,050
630,000	C	Cinemark USA, Inc., 9.000%, due 02/01/13	669,375
1,075,000	C	Loews Cineplex Entertainment Corp., 9.000%, due 08/01/14	1,091,125
870,000	C	Marquee, Inc., 8.625%, due 08/15/12	913,500
1,450,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	1,506,188
1,495,000	C	Warner Music Group, 7.375%, due 04/15/14	1,491,263
			8,076,501

		Environmental Control: 1.6%
1,180,000	C	Allied Waste North America, 7.250%, due 03/15/15	1,197,700
2,030,000	C	Allied Waste North America, Inc., 8.500%, due 12/01/08	2,141,650
			3,339,350

		Food: 4.8%
1,450,000	C	Delhaize America, Inc., 8.125%, due 04/15/11	1,587,847
1,485,000	C	Dole Food Co., Inc., 8.625%, due 05/01/09	1,529,550
1,645,000	C	Land O’ Lakes, Inc., 9.000%, due 12/15/10	1,793,050
1,295,000		Smithfield Foods, Inc., 7.750%, due 05/15/13	1,375,938
1,605,000	C	Stater Brothers Holdings, 8.125%, due 06/15/12	1,596,975
1,040,000	C	Swift & Co., 10.125%, due 10/01/09	1,079,000
745,000	C	Swift & Co., 12.500%, due 01/01/10	787,838
			9,750,198

		Forest Products & Paper: 0.9%
1,135,000	C	Appleton Papers, Inc., 8.125%, due 06/15/11	1,109,463
740,000	C	Georgia-Pacific Corp., 7.750%, due 11/15/29	678,950
			1,788,413

		Gas: 0.3%
615,000	C	Colorado Interstate Gas Co., 5.950%, due 03/15/15	597,091
			597,091

		Healthcare - Products: 0.7%
1,335,000	C	VWR Int’l, Inc., 8.000%, due 04/15/14	1,335,000
			1,335,000

		Healthcare - Services: 2.8%
1,065,000	C	Community Health Systems, Inc., 6.500%, due 12/15/12	1,042,369
275,000	C	Genesis HealthCare Corp., 8.000%, due 10/15/13	290,813
1,220,000	C	HCA, Inc., 6.375%, due 01/15/15	1,239,317
540,000	C	HCA, Inc., 7.500%, due 11/06/33	560,259
1,030,000	C	HCA, Inc., 7.875%, due 02/01/11	1,112,562
580,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	601,750
530,000	C	Tenet Healthcare Corp., 6.375%, due 12/01/11	486,275
330,000	C	Tenet Healthcare Corp., 9.875%, due 07/01/14	335,775
			5,669,120

		Holding Companies - Diversified: 0.3%
675,000	C	Atlantic Broadband Finance LLC, 9.375%, due 01/15/14	605,813
			605,813

		Home Builders: 1.7%
715,000		DR Horton, Inc., 6.875%, due 05/01/13	749,711
155,000		DR Horton, Inc., 7.875%, due 08/15/11	169,603
1,150,000	#, C	Stanley-Martin Communities, 9.750%, due 08/15/15	1,052,250
245,000	C	Technical Olympic USA, Inc., 10.375%, due 07/01/12	242,244
1,300,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	1,321,125
			3,534,933

		Home Furnishings: 0.6%
1,130,000	C	Norcraft Finance Corp., 9.000%, due 11/01/11	1,175,200
			1,175,200

		Household Products/Wares: 1.5%
925,000	C	American Achievement Corp., 8.250%, due 04/01/12	943,500
1,685,000	C	Playtex Products, Inc., 8.000%, due 03/01/11	1,802,950
560,000	+, C	Visant Holding Corp., 3.750%, due 12/01/13	417,200
			3,163,650

		Iron/Steel: 0.7%
745,000	C	California Steel Industries, Inc., 6.125%, due 03/15/14	700,300
690,000	C	Chaparral Steel Co., 10.000%, due 07/15/13	746,925
			1,447,225

		Leisure Time: 1.2%
1,105,000	@@, C	NCL Corp., 10.625%, due 07/15/14	1,146,438
375,000	@@, C	Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	403,594
765,000	@@, C	Royal Caribbean Cruises Ltd., 8.000%, due 05/15/10	834,705
			2,384,737

		Lodging: 4.8%
1,730,000	C	Aztar Corp., 7.875%, due 06/15/14	1,820,825
745,000	C	Mandalay Resort Group, 7.625%, due 07/15/13	776,663
1,320,000	C	MGM Mirage, 5.875%, due 02/27/14	1,267,200
1,300,000	C	MGM Mirage, 8.500%, due 09/15/10	1,415,375
1,115,000	C	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 05/01/12	1,234,863
1,675,000	C	Station Casinos, Inc., 6.500%, due 02/01/14	1,700,125
1,685,000	C	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	1,647,088
			9,862,139

		Machinery - Construction & Mining: 0.4%
820,000	C	Terex Corp., 7.375%, due 01/15/14	815,900
			815,900

		Media: 8.3%
800,000	C	American Media Operations, Inc., 10.250%, due 05/01/09	734,000
575,000	C	CBD Media Holdings LLC/CBD Holdings Finance, Inc., 9.250%, due 07/15/12	577,875
470,000	C	CBD Media, Inc., 8.625%, due 06/01/11	481,750
1,285,000	#, C	CCH I LLC, 11.000%, due 10/01/15	1,085,825
1,655,000	#, C	Charter Communications Operating LLC/Capital Corp., 8.000%, due 04/30/12	1,655,000
570,000	C	CSC Holdings, Inc., 7.625%, due 04/01/11	570,000
1,105,000	C	CSC Holdings, Inc., 7.625%, due 07/15/18	1,055,275
1,324,000	C	Dex Media Finance/West, 9.875%, due 08/15/13	1,476,260
745,000	C	Dex Media, Inc., 8.000%, due 11/15/13	763,625
735,000	C	Echostar DBS Corp., 6.375%, due 10/01/11	711,113
1,150,000	C	Emmis Communications Corp., 10.366%, due 06/15/12	1,160,063
540,000	+, C	Houghton Mifflin Co., 3.050%, due 10/15/13	426,600
335,000	C	Houghton Mifflin Co., 8.250%, due 02/01/11	347,563
640,000	C	Houghton Mifflin Co., 9.875%, due 02/01/13	687,200
540,000	+, C	Insight Communications Co., Inc., 12.250%, due 02/15/11	567,000
545,000	C	LIN Television Corp., 6.500%, due 05/15/13	525,244
385,000	+, C	Nexstar Finance Holdings LLC, 3.840%, due 04/01/13	292,119
1,060,000	C	Primedia, Inc., 8.875%, due 05/15/11	983,150
505,000	@@, C	Quebecor Media, Inc., 11.125%, due 07/15/11	549,188
880,000	@@, C	Shaw Communications, Inc., 7.200%, due 12/15/11	921,800
623,056	C, I, **, X	Source Media, Inc., 12.000%, due 11/01/04	1
510,000	@@, C	Videotron Ltee, 6.875%, due 01/15/14	518,925
978,000	C	Young Broadcasting, Inc., 10.000%, due 03/01/11	920,543
			17,010,119

		Metal Fabricate/Hardware: 0.0%
2,456,000	@@, C, I, **, X	International Utility Structures, Inc., 13.000%, due 02/01/08	2
			2

		Oil & Gas: 5.2%
1,220,000	C	Chesapeake Energy Corp., 6.250%, due 01/15/18	1,201,700
1,500,000	C	Chesapeake Energy Corp., 6.375%, due 06/15/15	1,507,500
970,000	C	Chesapeake Energy Corp., 7.500%, due 09/15/13	1,035,475
1,525,000	C	Energy Partners Ltd., 8.750%, due 08/01/10	1,570,750
1,145,000	C	Newfield Exploration Co., 6.625%, due 09/01/14	1,170,763
1,445,000	C	Parker Drilling Co., 9.160%, due 09/01/10	1,499,188
1,410,000	C	Swift Energy Co., 7.625%, due 07/15/11	1,445,250
1,065,000	@@, C	Western Oil Sands, Inc., 8.375%, due 05/01/12	1,202,119
			10,632,745

		Oil & Gas Services: 1.3%
1,770,000	C	Hanover Compressor Co., 9.000%, due 06/01/14	1,938,150
750,000	C	Hanover Equipment Trust, 8.750%, due 09/01/11	796,875
			2,735,025

		Packaging & Containers: 0.9%
540,000	C	Graham Packaging Co., Inc., 8.500%, due 10/15/12	534,600
555,000	C	Graphic Packaging Intl. Corp., 8.500%, due 08/15/11	559,163
665,000	C	Owens Brockway Glass Container, Inc., 8.250%, due 05/15/13	689,938
			1,783,701

		Pipelines: 4.3%
1,120,000	C	El Paso Corp., 6.950%, due 12/15/07	1,138,200
390,000	C	El Paso Corp., 7.875%, due 06/15/12	403,650
1,425,000	C	El Paso Natural Gas Co., 7.625%, due 08/01/10	1,505,625
1,330,000	C	Southern Natural Gas Co., 8.000%, due 03/01/32	1,465,012
940,000	#, C	Targa Resources, Inc., 8.500%, due 11/01/13	968,200
1,460,000	C	Transcontinental Gas Pipe LN, 7.250%, due 12/01/26	1,602,350
1,585,000	C	Transcontinental Gas Pipe LN, 8.875%, due 07/15/12	1,822,750
			8,905,787

		Real Estate Investment Trust: 2.3%
1,385,000	C	Felcor Lodging LP, 8.830%, due 06/01/11	1,447,325
1,820,000	C	Host Marriott LP, 7.125%, due 11/01/13	1,901,900
1,370,000	C	Meristar Hospitality Corp., 9.000%, due 01/15/08	1,423,088
			4,772,313

		Retail: 3.7%
505,000	C	Denny’s Holdings, Inc., 10.000%, due 10/01/12	515,100
830,000	C	Dominos, Inc., 8.250%, due 07/01/11	871,500
515,000	C	General Nutrition Centers, Inc., 8.500%, due 12/01/10	445,475
695,000	C	General Nutrition Centers, Inc., 8.625%, due 01/15/11	674,150
650,000	#, C	GSC Holdings Corp., 8.000%, due 10/01/12	614,250
1,870,000	C	JC Penney Co., Inc., 9.000%, due 08/01/12	2,209,525
1,680,000	#, C	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	1,726,200
585,000	#, C	Restaurant Co., 10.000%, due 10/01/13	544,050
			7,600,250

		Semiconductors: 0.9%
1,075,000	C	Freescale Semiconductor, Inc., 6.875%, due 07/15/11	1,134,125
615,000	@@, C	STATS ChipPAC Ltd., 7.500%, due 07/19/10	621,150
			1,755,275

		Telecommunications: 13.4%
515,000	C	American Cellular Corp., 10.000%, due 08/01/11	561,350
855,000	C	American Tower Corp., 7.125%, due 10/15/12	884,925
1,145,000	C	American Tower Corp., 7.250%, due 12/01/11	1,196,525
725,000	C	Centennial Cellular Communications Corp., 10.125%, due 06/15/13	792,063
1,520,000	#, C	Centennial Communications Corp., 10.000%, due 01/01/13	1,542,800
85,000	C	Cincinnati Bell, Inc., 7.250%, due 07/15/13	88,825
785,000	C	Citizens Communications Co., 9.000%, due 08/15/31	798,738
1,415,000	C	Citizens Communications Co., 9.250%, due 05/15/11	1,567,113
1,105,000	C	Dobson Cellular Systems, 9.875%, due 11/01/12	1,223,788
735,000	#, C	Dobson Communications Corp., 8.850%, due 10/15/12	735,000
840,000	#, C	Hawaiian Telcom Communications, Inc., 12.500%, due 05/01/15	789,600
3,600,000	I, X	ICG Services, Inc., 10.000%, due 02/15/08	4
2,579,000	C	Insight Midwest LP/Insight Capital, Inc., 10.500%, due 11/01/10	2,724,069
645,000	@@, #, C	Intelsat Bermuda Ltd., 8.500%, due 01/15/13	654,675

1,575,000	@@, #, C	Intelsat Bermuda Ltd., 8.875%, due 01/15/15	1,598,625
130,000	C	IWO Holdings, Inc., 8.350%, due 01/15/12	135,525
345,000	C	Lucent Technologies, Inc., 6.450%, due 03/15/29	297,563
420,000	C	MCI, Inc., 8.735%, due 05/01/14	465,675
2,015,000	C	Qwest Capital Funding, Inc., 6.375%, due 07/15/08	2,009,963
445,000	C	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	451,675
520,000	C	Qwest Capital Funding, Inc., 7.750%, due 08/15/06	527,800
585,000	C	Qwest Corp., 6.875%, due 09/15/33	552,825
465,000	#	Qwest Corp., 7.741%, due 06/15/13	503,944
325,000	C	Qwest Corp., 7.875%, due 09/01/11	351,813
115,000	C	Qwest Corp., 8.875%, due 03/15/12	130,238
340,000	@@, C	Rogers Cable, Inc., 8.000%, due 12/15/12	361,675
875,000	@@, C	Rogers Wireless, Inc., 7.250%, due 12/15/12	924,219
560,000	@@, C	Rogers Wireless, Inc., 7.500%, due 03/15/15	607,600
770,000	C	Rural Cellular Corp., 8.250%, due 03/15/12	816,200
430,000	C	Rural Cellular Corp., 9.750%, due 01/15/10	436,450
885,000	C	Rural Cellular Corp., 9.875%, due 02/01/10	938,100
308,000	C	SBA Communications Corp., 8.500%, due 12/01/12	343,420
313,000	+, C	SBA Telecommunications, Inc., 1.180%, due 12/15/11	291,873
585,000	C	SunCom Wireless Holdings, Inc., 8.500%, due 06/01/13	546,975
585,000	C	Ubiquitel, Inc., 9.875%, due 03/01/11	650,813
340,000	C	US Unwired, Inc., 10.000%, due 06/15/12	384,200
475,000	C	Valor Telecommunications Enterprises LLC/Finance Corp., 7.750%, due 02/15/15	498,750
6,250,000	C, I, **, X	WinStar Communications, Inc., 12.750%, due 04/15/10	625
			27,386,021

		Total Corporate Bonds/Notes
		(Cost $208,984,249)	199,794,131

Shares	Value

COMMON STOCK: 0.0%

		Agriculture: 0.0%
17,906	@, I, X	North Atlantic Trading Co.	$18
			18

		Telecommunications: 0.0%
61,806	@, I, X	Adelphia Business Solutions	6
132	@, @@	Completel Europe NV	6,899
2,350	@, I, X	Jordan Tellecommunications	52,687
15	@	Mpower Holding Corp.	21
			59,613
		Total Common Stock
		(Cost $214,078)	59,631

PREFERRED STOCK: 0.0%

		Home Furnishings: 0.0%
373	I, X	O’ Sullivan Industries, Inc.	—
			—
		Media: 0.0%
118		Paxson Communications Corp.	10,270
			10,270
		Total Preferred Stock
		(Cost $10,313)	10,270

WARRANTS: 0.1%

		Building Materials: 0.0%
3,100	#, I, X	Dayton Superior Corp.	31
			31
		Commercial Services: 0.0%
92,950	I, X	Comforce Corp.	930
			930
		Home Furnishings: 0.0%
1,000	I, X	O’ Sullivan Industries	—
			—
		Telecommunications: 0.1%
580		American Tower Corp.	222,004
500	@@, #, I, X	GT Group Telecom, Inc.	—
			222,004
		Total Warrants
		(Cost $47,403)	222,965

		Total Long-Term Investments:
		(Cost $209,256,043)	$200,086,997

Principal Amount	Value

SHORT-TERM INVESTMENT: 1.2%

		Repurchase Agreement: 1.2%
$2,375,000		Goldman Sachs Repurchase Agreement
		dated 12/30/05, 4.250%, due 01/03/06,
		$2,376,122 to be received upon repurchase
		(Collateralized by $2,464,000 Federal Home Loan
		Mortgage Corporation, 3.625%, Market Value
		plus accrued interest $2,423,056, due 09/15/08)		$2,375,000

		Total Short-Term Investments:
		(Cost $2,375,000)		2,375,000

		Total Investments in Securities
		(Cost $211,631,043)*	99.0%	$202,461,997
		Other Assets and Liabilities-Net	1.0	2,108,368
		Net Assets	100.0%	$204,570,365

	@	Non-income producing security
	@@	Foreign Issuer
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors.

	C	Bond may be called prior to maturity date.
	I	Illiquid security
	**	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors.

	*	Cost for federal income tax purposes is $211,733,442.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$2,607,246
		Gross Unrealized Depreciation	(11,878,691)
		Net Unrealized Depreciation	$(9,271,445)

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the High Yield Bond Fund have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

	Principal	Initial			Percent
	Amount/	Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
Adelphia Business Solutions	61,806	7/20/2000	$—	$6	0.0%
Comforce Corp.	92,950	12/23/1998	—	930	0.0%
Dayton Superior Corp.	3,100	8/10/2000	—	31	0.0%
GT Group Telecom, Inc.	500	3/19/2003	—	—	0.0%
ICG Services, Inc., 10.000%, due 02/15/08	3,600,000	3/6/2000	3,375,620	4	0.0%
International Utility Structures, Inc.	2,456,000	8/1/2001	1,154,358	2	0.0%
Jordan Telecommunications	2,350	1/31/2000	—	52,687	0.0%
North Atlantic Trading Co.	17,906	3/26/2004	210,181	18	0.0%
O’ Sullivan Industries Holdings	373	3/19/2003	—	—	0.0%
O’ Sullivan Industries , Inc.	1,000	3/19/2003	—	—	0.0%
Source Media, Inc., 12.000%, due 11/01/04	623,056	3/3/2005	—	1	0.0%
WinStar Communications, Inc., 12.750%, due 04/15/10	6,250,000	1/12/2001	4,337,809	625	0.0%
			$9,077,968	$54,304	0.0%

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of December 31, 2005 (Unaudited)

Principal Amount	Value

CERTIFICATES OF DEPOSIT: 3.6%

$5,000,000		Dexia Credit, 4.375%, due 02/01/06	$4,999,808
300,000		Toronto Dominion Bank, 4.430%, due 02/10/06	299,685
1,000,000		Washington Mutual Bank, 4.380%, due 05/31/06	1,000,027
1,500,000		Wells Fargo Bank NA, 4.319%, due 07/24/06	1,499,799

		Total Certificates of Deposit
		(Cost $7,799,319)	7,799,319

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.5%

1,000,000	@@, #, C	Cheyne High Grade ABS CDO Ltd., 4.330%, due 11/10/06	1,000,000

		Total Collateralized Mortgage Obligations
		(Cost $1,000,000)	1,000,000

COMMERCIAL PAPER: 44.5%

1,000,000		Alliance & Leicester PLC, 3.890%, due 01/26/06	997,299
800,000		ANZ National Ltd., 4.300%, due 01/25/06	797,707
5,000,000		ASB Bank Ltd., 4.280%, due 01/24/06	4,987,118
8,740,000		Barton Capital Corp., 4.200%, due 01/19/06	8,730,489
1,000,000		Cafco LLC, 4.150%, due 01/09/06	999,078
900,000		CBA Delaware Finance, Inc., 4.280%, due 01/23/06	897,646
4,950,000		Concord Minutemen Capital Co. LLC, 4.080%, due 01/11/06	4,933,402
300,000		Dexia Delaware LLC, 4.300%, due 02/01/06	298,889
250,000		Edison Asset Securitization Corp., 4.200%, due 01/04/06	249,913
200,000		General Electric Capital Corp., 4.075%, due 01/09/06	199,819
2,565,000		HBOS Treasury Services PLC, 4.220%, due 02/02/06	2,554,414
582,000		IXIS, 4.400%, due 02/06/06	579,439
4,000,000		Jupiter Securitization Corp., 4.190%, due 01/03/06	3,999,069
5,000,000		Master Funding LLC, 4.310%, due 01/31/06	4,982,042
3,000,000		Monument Gardens Funding LLC, 4.070%, due 01/09/06	2,997,287
5,978,000		Old Line Funding Corp., 4.290%, due 01/19/06	5,966,948
6,000,000		Park Avenue Receivables Corp., 4.190%, due 01/03/06	5,998,603
456,000		Rabobank USA Finance, 4.300%, due 01/20/06	454,965
800,000		Soceite Generale NA, 4.100%, due 01/27/06	797,631
10,225,000		St. Germain Holdings Ltd., 4.090%, due 01/13/06	10,220,345
4,525,000		Three Pillars Funding, 4.280%, due 01/20/06	4,517,121
4,115,000		Thunder Bay Funding, Inc., 4.290%, due 01/03/06	4,114,022
6,500,000		Tulip Funding Corp., 4.250%, due 01/31/06	6,486,629
4,600,000		UBS Finance, Inc., 4.110%, due 01/27/06	4,583,953
2,000,000		Westpac Banking Corp., 4.300%, due 01/17/06	1,996,156
3,595,000		Westpac Trust Securities Ltd., 4.170%, due 01/03/06	3,594,167
5,000,000		Windmill Funding, 4.280%, due 02/02/06	4,980,955
3,966,000		Yorktown Capital LLC, 4.350%, due 01/05/06	3,958,046

		Total Commercial Paper
		(Cost $95,873,152)	95,873,152

CORPORATE BONDS/NOTES: 31.1%

3,025,000	#	Allstate Financial Global Funding, 4.087%, due 02/01/06	3,029,121
1,600,000		Allstate Life Global Funding Trusts, 4.511%, due 09/22/06	1,599,377
1,000,000	#, C	American General Finance Corp., 4.470%, due 02/15/07	999,974
1,000,000	@@, #	American Honda Finance Corp., 4.510%, due 08/15/06	1,000,925
1,000,000	@@, #	American Honda Finance Corp., 4.557%, due 09/18/06	1,000,000
950,000		Bank of New York, 4.295%, due 05/22/06	949,764
5,000,000		Bank of New York, 4.380%, due 02/17/06	4,999,519
4,100,000		Bank One Corp., 4.446%, due 02/01/06	4,106,256
3,500,000		Banque Nationale de Paris/New York, 4.300%, due 06/21/06	3,499,449
500,000		Bear Stearns Cos, Inc., 4.419%, due 01/26/07	500,000
1,500,000		Bear Stearns Cos, Inc., 4.700%, due 09/15/06	1,502,440
500,000	#, C	Cargill, Inc., 4.209%, due 05/01/06	503,260

3,000,000		General Electric Capital Corp., 4.627%, due 09/18/06		3,002,805
1,110,000		General Electric Corp., 4.408%, due 01/30/06		1,108,601
990,000		Goldman Sachs Group, Inc., 4.538%, due 08/18/06		990,896
1,500,000	#	Goldman Sachs Group, Inc., 4.570%, due 02/15/07		1,501,000
4,000,000		HSBC Finance Corp., 3.999%, due 01/24/06		4,005,115
1,500,000		HSBC Finance Corp., 4.551%, due 06/22/06		1,500,307
5,500,000		Lehman Brothers Holdings, Inc., 4.586%, due 01/30/06		5,509,941
2,000,000		Lehman Brothers Holdings, Inc., 4.842%, due 02/13/06		2,000,988
1,000,000		Merrill Lynch & Co., Inc., 4.328%, due 07/25/06		1,000,609
1,000,000		Merrill Lynch & Co., Inc., 4.468%, due 01/30/06		998,763
1,160,000		Merrill Lynch & Co., Inc., 4.580%, due 01/13/06		1,160,160
500,000		Merrill Lynch & Co., Inc., 4.660%, due 05/26/06		500,419
600,000		Merrill Lynch & Co., Inc., 4.773%, due 05/22/06		600,809
2,000,000	#, I	Money Market Trust GECC Series A-2, 4.545%, due 02/09/07		2,000,949
2,250,000		Morgan Stanley, 4.262%, due 01/15/06		2,251,533
1,205,000		Morgan Stanley, 4.364%, due 11/09/06		1,205,344
1,000,000		Morgan Stanley, 4.799%, due 03/27/06		1,000,645
1,000,000		Pfizer, Inc., 4.557%, due 02/01/06		1,000,806
5,000,000		PNC Bank NA, 4.310%, due 03/21/06		4,999,463
1,250,000		State Street Bank & Trust Co., 4.420%, due 12/11/06		1,249,286
500,000		Svenska Handelsbanken, 4.310%, due 09/20/06		499,740
700,000	@@	Toyota Motor Credit Corp., 4.420%, due 09/18/06		699,895
2,385,000		Toyota Motor Credit Corp., 4.428%, due 01/18/06		2,383,166
1,580,000		Washington Mutual Bank, 4.420%, due 07/25/06		1,582,937
480,000		Wells Fargo Financial Corp., 4.535%, due 02/15/06		480,875

		Total Corporate Bonds/Notes
		(Cost $66,925,137)		66,925,137

U.S. GOVERNMENT AGENCY OBLIGATION: 1.2%

2,500,000	C	Federal Home Loan Bank, 2.625%, due 04/20/06		2,485,060

		Total U.S. Government Agency Obligations
		(Cost $2,485,060)		2,485,060

REPURCHASE AGREEMENT: 16.6%

35,646,000		Deutsche Bank Repurchase Agreement dated 12/30/05, 4.150%, due 01/03/06, $35,662,437 to be received upon repurchase (Collateralized by $36,232,000 Federal Home Loan Mortgage Corporation, 4.000%, Market Value plus accrued Interest $36,359,818, due 08/17/07)		35,646,000

		Total Repurchase Agreements
		(Cost $35,646,000)		35,646,000

		Total Investments in Securities
		(Cost $209,728,668)*	97.5%	$209,728,668
		Other Assets and Liabilities-Net	2.5	5,469,667
		Net Assets	100.0%	$215,198,335

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I	Illiquid securities
	C	Bond may be called prior to maturity date.

	*	Cost for federal income tax purposes is the same for financial reporting purposes.

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the ING Institutional Prime Money Market Fund have been deemed to be illiquid.

		Initial			% of
	Par	Acquisition			Net
Security	Value	Date	Cost	Value	Assets
Money Market Trust GECC Series A-2, 4.545%, due 02/09/07	$2,000,000	08/31/05	$2,000,949	$2,000,949	0.9%

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2005 (Unaudited)

Principal Amount	Value

CORPORATE BONDS/NOTES: 25.9%

		Aerospace/Defense: 0.3%
$1,480,000		Northrop Grumman Corp., 7.000%, due 03/01/06	$1,485,319
970,000		Northrop Grumman Space & Mission Systems Corp., 7.625%, due 03/15/06	973,452
			2,458,771

		Airlines: 0.0%
508,060	L, **	United Airlines, Inc., 6.602%, due 09/01/13	501,965
			501,965

		Banks: 5.4%
2,930,000	@@, L	Australia & New Zealand Banking Group Ltd., 4.588%, due 10/29/49	2,509,952
1,357,517	@@, #	Banco Itau SA/Cayman Islands, 4.320%, due 09/20/08	1,348,965
1,104,000	@@, #	Banco Santander Chile SA, 4.810%, due 12/09/09	1,101,354
1,718,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	1,915,128
1,180,000	@@	Bank of Ireland, 4.750%, due 12/29/49	1,024,095
1,270,000	@@	Bank of Nova Scotia, 4.250%, due 08/21/85	1,074,894
540,000	@@	Bank of Scotland, 4.813%, due 11/30/49	467,100
177,000		BankAmerica Capital II, 8.000%, due 12/15/26	188,032
1,090,000	@@	Barclays Bank PLC, 6.278%, due 12/15/49	1,097,510
1,727,000	@@, #, L	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	1,676,473
984,000	@@, #	Danske Bank A/S, 5.914%, due 12/29/49	1,031,230
1,470,000	@@	Den Norske Bank ASA, 4.186%, due 08/29/49	1,238,475
1,633,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	2,013,781
858,000	#	First Chicago NBD Institutional Capital A, 7.950%, due 12/01/26	908,097
1,117,000	@@	First Citizens St Lucia Ltd., 5.460%, due 02/01/12	1,111,893
3,792,000	@@, #, L	HBOS PLC, 5.375%, due 11/29/49	3,790,715
3,110,000	@@	HSBC Bank PLC, 4.788%, due 06/29/49	2,612,400
1,686,000		Huntington Capital Trust I, 5.360%, due 02/01/27	1,604,721
1,700,000	@@	Lloyds TSB Bank PLC, 4.160%, due 08/29/49	1,479,206
1,614,000		M&T Bank Corp., 3.850%, due 04/01/13	1,577,646
1,159,000		Mellon Capital I, 7.720%, due 12/01/26	1,227,943
1,110,000	@@, L	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	1,203,384
1,200,000	@@	National Australia Bank Ltd., 4.525%, due 10/29/49	1,024,433
1,447,000		PNC Funding Corp., 4.500%, due 03/10/10	1,420,717
906,000	#	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	890,164
12,000	@@, #, L	Resona Bank Ltd., 5.850%, due 09/29/49	11,972
3,660,000	@@	Royal Bank of Scotland Group PLC, 4.875%, due 12/29/49	3,186,319
1,210,000	@@	Societe Generale, 4.656%, due 11/29/49	1,037,694
2,080,000	@@	Standard Chartered PLC, 4.875%, due 07/29/49	1,669,200
4,520,000	@@, L	Standard Chartered PLC, 4.875%, due 11/29/49	3,616,000
1,785,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	1,894,433
283,000		Wachovia Corp., 5.500%, due 08/01/35	276,721
1,310,000	@@	Westpac Banking Corp., 4.369%, due 09/30/49	1,101,443
			48,332,090

		Beverages: 0.3%
1,979,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	2,322,851
			2,322,851

		Building Materials: 0.2%
1,650,000		Masco Corp., 6.750%, due 03/15/06	1,655,907
			1,655,907

		Chemicals: 0.5%
397,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	403,339
470,000		Stauffer Chemical, 5.250%, due 04/15/10	377,415
1,000,000		Stauffer Chemical, 7.540%, due 04/15/17	536,580
3,224,000		Union Carbide Corp., 7.750%, due 10/01/96	3,463,463
			4,780,797

		Commercial Services: 0.4%
3,500,000		Tulane University of Louisiana, 5.549%, due 11/15/12	3,512,250
			3,512,250

		Diversified Financial Services: 8.2%
1,348,000	@@, #	Alpine III, 10.749%, due 08/16/14	1,386,355
527,000	@@, #	Alpine III, 5.290%, due 08/16/14	528,420
527,000	@@, #	Alpine III, 5.699%, due 08/16/14	528,432
789,000	@@, #	Alpine III, 7.499%, due 08/16/14	792,877
880,000	@@, #	Arcel Finance Ltd., 6.361%, due 05/01/12	867,140
1,074,806	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	1,152,234
480,000	#	Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	495,139
350,000	#	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	361,459
4,573,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	4,747,026
1,876,349	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	1,883,386
2,360,000	@@, #	BTM Curacao Holdings NV, 4.760%, due 07/21/15	2,317,270
1,714,000		Citigroup Capital II, 7.750%, due 12/01/36	1,803,694
2,340,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	2,481,193
5,860,000		Countrywide Financial Corp., 4.720%, due 04/11/07	5,865,842
1,275,000	@@	Financiere CSFB NV, 4.688%, due 03/29/49	1,064,625
1,652,000		Fund American Cos, Inc., 5.875%, due 05/15/13	1,669,440
3,485,000		General Motors Acceptance Corp., 7.000%, due 02/01/12	3,164,411
2,626,000		General Motors Acceptance Corp., 8.000%, due 11/01/31	2,522,060
1,519,000	L	Goldman Sachs Group, Inc., 4.620%, due 03/02/10	1,520,751
1,711,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	2,314,908
705,000		International Lease Finance Corp., 5.000%, due 04/15/10	701,892
1,366,000		JPM Capital Trust I, 7.540%, due 01/15/27	1,442,900
1,509,000		JPM Capital Trust II, 7.950%, due 02/01/27	1,608,067
3,346,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	3,331,492
1,921,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	1,883,881
3,905,000		Morgan Stanley, 4.465%, due 02/15/07	3,910,100
72	@@	Nordea Kredit Realkreditaktieselskab, 6.000%, due 07/01/29	12
1,965,000	@@	Paribas, 4.625%, due 12/31/49	1,698,462
933,000	@@	Petroleum Export Ltd., 4.623%, due 06/15/10	924,727
1,250,000	@@, #	Petroleum Export Ltd., 5.265%, due 06/15/11	1,239,570
3,160,617	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	3,157,725
2,680,000	#	Piper Jaffray Equipment Trust Securities, 7.000%, due 09/10/13	2,505,800
573,000		Residential Capital Corp., 6.375%, due 06/30/10	582,797
560,000	L	Residential Capital Corp., 6.875%, due 06/30/15	596,089
900,000,000	@@	Takefuji Corp., 1.000%, due 03/01/34	4,048,971
9,400,000	#, S	Toll Road Investment, 18.110%, due 02/15/45	1,147,994
1,200,000	#	Twin Reefs Pass-Through Trust, 5.570%, due 12/10/49	1,201,284
1,909,000	@@, L	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	2,074,764
1,085,000	#	Wachovia Capital Trust V, 7.965%, due 06/01/27	1,163,324
2,633,000	#, L	ZFS Finance USA Trust I, 6.450%, due 12/15/65	2,674,638
			73,361,151

		Electric: 2.7%
2,261,880		CE Generation LLC, 7.416%, due 12/15/18	2,432,810
2,328,000		Consumers Energy Co., 4.250%, due 04/15/08	2,281,300
2,587,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	3,035,449

1,825,000		Entergy Gulf States, Inc., 5.120%, due 08/01/10	1,782,025
1,582,000		Enterprise Capital Trust II, 5.747%, due 06/30/28	1,570,121
1,578,000	L	FirstEnergy Corp., 6.450%, due 11/15/11	1,674,716
2,720,000		FirstEnergy Corp., 7.375%, due 11/15/31	3,219,612
878,719	#	Juniper Generation, 6.790%, due 12/31/14	857,498
1,345,000	@@, +	Korea Electric Power Corp., 0.560%, due 04/01/96	813,725
1,313,000	#, L	Mirant North America LLC, 7.375%, due 12/31/13	1,334,336
1,263,000		NorthWestern Corp., 5.875%, due 11/01/14	1,271,689
1,175,000		Potomac Edison Co., 5.000%, due 11/01/06	1,176,821
884,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	897,501
356,274		PPL Montana LLC, 8.903%, due 07/02/20	410,954
466,000		Sierra Pacific Power Co., 6.250%, due 04/15/12	475,320
613,203	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	637,590
			23,871,467
		Food: 0.4%
467,000		Delhaize America, Inc., 8.050%, due 04/15/27	481,472
692,000		Delhaize America, Inc., 8.125%, due 04/15/11	757,786
2,451,000		Tyson Foods, Inc., 7.250%, due 10/01/06	2,490,694
			3,729,952

		Foreign Government Bonds: 0.7%
6,000,000	@@	KAUP BANK, 6.600%, due 12/28/15	6,030,000
			6,030,000

		Forest Products & Paper: 0.1%
1,041,000		Georgia-Pacific Corp., 7.250%, due 06/01/28	927,791
			927,791

		Gas: 0.1%
1,343,000	#	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	1,375,925
			1,375,925

		Home Builders: 0.0%
54,000		Technical Olympic USA, Inc., 9.000%, due 07/01/10	54,878
			54,878

		Insurance: 0.9%
2,191,000		AON Capital Trust, 8.205%, due 01/01/27	2,609,634
817,000	#	North Front Pass - Thru, 5.810%, due 12/15/24	819,169
1,124,000	+	Prudential Financial, Inc., 4.104%, due 11/15/06	1,116,852
3,101,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	3,357,202
			7,902,857

		Media: 0.6%
1,116,000		Comcast Corp., 5.650%, due 06/15/35	1,030,387
1,210,000		Cox Communications, Inc., 6.850%, due 01/15/18	1,272,286
2,873,000	#	News America, Inc., 6.400%, due 12/15/35	2,905,468
			5,208,141

		Mining: 0.2%
1,253,000	@@	Vale Overseas Ltd., 8.250%, due 01/17/34	1,448,781
			1,448,781

		Multi-National: 0.1%
1,178,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	1,162,376
			1,162,376

		Oil & Gas: 1.4%
1,211,000		Amerada Hess Corp., 6.650%, due 08/15/11	1,302,810
1,192,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	1,145,872
796,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	858,471
1,346,000	@@	Husky Oil Co., 8.900%, due 08/15/28	1,450,432
1,000	@@, L	Nexen, Inc., 5.200%, due 03/10/15	993
606,000	#	Pemex Project Funding Master Trust, 5.750%, due 12/15/15	603,728
2,402,000	#	Pemex Project Funding Master Trust, 5.791%, due 06/15/10	2,492,075
1,969,000	@@, #	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, due 09/30/20	1,957,708
857,000	@@, #	Ras Laffan LNG III, 5.838%, due 09/30/27	862,380
1,432,000	@@, #	Tengizchevroil, 6.124%, due 11/15/14	1,463,504
			12,137,973

		Pharmaceuticals: 0.2%
1,512,000		AmerisourceBergen Corp., 5.625%, due 09/15/12	1,519,560
502,000	#	AmerisourceBergen Corp., 5.875%, due 09/15/15	508,903
			2,028,463

		Pipelines: 0.6%
4,067,000	#	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	4,107,670
1,705,000	#	Kinder Morgan Finance Co. ULC, 5.350%, due 01/05/11	1,709,295
20,000		Transcontinental Gas Pipe LN, 8.875%, due 07/15/12	23,000
			5,839,965

		Real Estate: 0.2%
1,650,000		EOP Operating LP, 7.750%, due 11/15/07	1,729,160
			1,729,160

		Real Estate Investment Trust: 0.6%
310,000		Liberty Property LP, 6.375%, due 08/15/12	327,231
1,577,000		Liberty Property LP, 7.750%, due 04/15/09	1,696,150
1,390,000		Simon Property Group LP, 4.875%, due 03/18/10	1,373,269
2,179,000		Simon Property Group LP, 6.375%, due 11/15/07	2,227,568
			5,624,218

		Retail: 0.2%
1,861,000		May Department Stores Co., 3.950%, due 07/15/07	1,830,630
			1,830,630

		Savings & Loans: 0.2%
1,238,000		Great Western Financial, 8.206%, due 02/01/27	1,322,357
			1,322,357

		Telecommunications: 0.9%
1,152,000		AT&T Corp., 9.750%, due 11/15/31	1,451,347
1,526,000		BellSouth Corp., 4.200%, due 09/15/09	1,483,583
975,000	@@	Deutsche Telekom International Finance BV, 8.000%, due 06/15/10	1,106,462
497,000		New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	574,972
819,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	818,466
1,183,000	@@, L	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	1,168,094
1,656,000	L	Verizon Global Funding Corp., 5.850%, due 09/15/35	1,601,335
			8,204,260

		Transportation: 0.5%
3,026,000	L	BNSF Funding Trust I, 6.613%, due 12/15/55	3,161,958
1,208,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	1,204,289
			4,366,247
		Total Corporate Bonds/Notes
		(Cost $232,448,530)	231,721,224

U.S. GOVERNMENT AGENCY OBLIGATION: 30.7%

		Agency Collateral CMO: 4.6%
3,953,051		3.215%, due 02/17/29	266,586
1,187,422		3.780%, due 06/16/31	98,261
3,422,000		4.500%, due 02/15/20	3,240,856
1,775,793		4.500%, due 12/15/16	1,754,394
2,187,000		4.750%, due 12/25/42	2,177,975
506,591		4.870%, due 04/18/28	509,986
565,847		4.920%, due 02/15/32	568,803
555,471		4.980%, due 10/25/33	555,837
91,091		4.980%, due 12/25/29	91,374
3,513,000		5.000%, due 04/15/23	3,437,548
869,000		5.000%, due 05/15/20	857,452
5,116,635		5.000%, due 08/15/16	5,080,528
4,064,277		5.000%, due 08/15/21	4,039,476
565,332		5.080%, due 01/25/32	565,147
2,190,614		5.500%, due 11/15/18	2,215,092
3,741,094		6.000%, due 01/15/29	3,827,769
2,754,384		6.000%, due 01/15/29	2,792,762
2,468,944		6.000%, due 04/25/31	2,536,163
1,380,473		6.000%, due 07/25/29	1,408,784
3,248,738		6.000%, due 07/25/29	3,314,595
1,051,889		7.500%, due 01/25/48	1,096,906
524,115		7.500%, due 12/25/41	548,964
			40,985,258

		Agency Collateral PAC CMO: 0.2%
2,277,000		6.000%, due 01/15/29	2,325,013
			2,325,013

		Federal Government Loan Mortgage Corporation: 0.0%
10,974		7.500%, due 11/01/28	11,544
			11,544

		Federal Home Loan Bank: 1.4%
8,760,000	L	3.250%, due 12/17/07	8,525,609
4,350,000	L	4.125%, due 10/19/07	4,306,674
			12,832,283

		Federal Home Loan Mortgage Corporation: 4.7%
4,332,000	L	3.875%, due 06/15/08	4,248,639
4,320,000	L	4.000%, due 08/17/07	4,271,132
8,742,000		4.375%, due 11/16/07	8,687,773
8,595,000	L	4.625%, due 12/19/08	8,580,320
715,089		5.038%, due 04/01/35	702,740
2,385,732		5.218%, due 06/01/35	2,361,891
7,814,000	W	5.500%, due 01/01/34	7,743,190
2,000,000	W	5.500%, due 01/15/19	2,011,876
3,295,000		5.875%, due 03/21/11	3,437,360
			42,044,921

		Federal National Mortgage Association: 19.7%
8,695,000		3.875%, due 07/15/08	8,524,900
2,587,000	L	4.250%, due 09/15/07	2,566,927
68,000	W	4.500%, due 01/15/19	66,173
105,000	W	4.500%, due 11/15/36	98,897
1,994,612		4.640%, due 08/01/35	1,953,445
2,313,968		4.816%, due 08/01/35	2,277,842

54,476,000	W	5.000%, due 01/12/36	52,790,622
5,851,513		5.000%, due 08/01/35	5,671,700
996,161		5.000%, due 10/01/35	965,550
1,413,102		5.093%, due 07/01/35	1,395,418
3,472,236		5.148%, due 09/01/35	3,462,750
4,227,000		5.250%, due 08/01/12	4,273,429
1,234,413		5.301%, due 08/01/35	1,225,623
1,186,621		5.220%, due 04/15/32	1,196,873
28,363,000	W	5.500%, due 01/12/36	28,088,219
5,469,980	W	5.500%, due 01/15/20	5,504,167
2,268,170		5.500%, due 11/01/32	2,252,908
5,989,580		5.500%, due 11/01/33	5,947,527
6,370,521		5.500%, due 11/01/33	6,327,656
333,000	W	6.000%, due 01/15/19	340,180
20,561,000	W	6.000%, due 01/15/34	20,753,759
232,353		6.000%, due 03/01/17	237,588
76,007		6.000%, due 08/01/16	77,719
1,143,105		6.000%, due 08/01/33	1,154,298
2,041,358		6.000%, due 09/01/17	2,087,336
151,004		6.000%, due 11/01/17	154,406
6,441		6.000%, due 12/01/16	6,586
215,218		6.500%, due 01/01/33	221,253
6,708,000	W	6.500%, due 01/15/35	6,881,992
136,209		6.500%, due 02/01/33	139,799
628,480		6.500%, due 04/01/30	647,418
152,501		6.500%, due 04/01/32	156,778
2,719		6.500%, due 06/01/31	2,796
58,869		6.500%, due 07/01/29	60,643
599,903		6.500%, due 07/01/31	618,334
72,638		6.500%, due 07/01/32	74,675
221,562		6.500%, due 08/01/29	228,238
16,120		6.500%, due 08/01/32	16,572
64,105		6.500%, due 08/01/32	65,903
117,030		6.500%, due 08/01/32	120,311
12,220		6.500%, due 09/01/31	12,565
2,317		6.500%, due 09/01/31	2,382
289,934		6.500%, due 11/01/31	298,121
144,849		6.500%, due 11/01/32	148,911
724,411		6.500%, due 12/01/33	743,502
3,886,000		6.625%, due 11/15/10	4,203,820
114,011		7.000%, due 01/01/30	118,994
24,442		7.000%, due 01/01/30	25,536
6,586		7.000%, due 03/01/30	6,881
323,006		7.000%, due 06/01/31	337,705
1,341,278		7.000%, due 08/01/35	1,399,819
103,916		7.500%, due 02/01/32	109,013
1,831		7.500%, due 09/01/30	1,920
13,459		7.500%, due 10/01/30	14,109
13,626		7.500%, due 10/01/30	14,284
			176,074,772

		Government National Mortgage Association: 0.1%
13,557		4.375%, due 04/20/28	13,612
1,300		6.500%, due 03/15/31	1,359
23,771		6.500%, due 07/15/32	24,846
18,500		6.500%, due 08/15/31	19,342
167,709		6.500%, due 09/15/32	175,295
56,429		6.500%, due 10/15/31	58,998
27,273		6.500%, due 11/15/31	28,514
76,106		7.000%, due 04/15/26	80,141
35,686		7.000%, due 05/15/32	37,475

33,197		7.500%, due 05/15/32	34,920
42,306		7.500%, due 05/15/32	44,501
33,750		7.500%, due 07/15/29	35,525
6,101		7.500%, due 10/15/26	6,434
132		7.500%, due 11/15/30	139
102,188		7.500%, due 12/15/22	108,269
44,777		7.500%, due 12/15/30	47,113
44,761		7.500%, due 12/15/31	47,095
			763,578
		Total U.S. Government Agency Obligation
		(Cost $276,213,171)	275,037,369

U.S. TREASURY OBLIGATION: 20.5%

		U.S. Treasury Bond: 14.1%
16,320,000	L, S	4.375%, due 11/15/08	16,327,654
60,003,000	L, S	4.375%, due 12/15/10	60,068,643
24,704,000	L	4.500%, due 11/15/15	24,914,379
6,845,000	L	5.375%, due 02/15/31	7,691,001
7,419,000	L	6.000%, due 02/15/26	8,750,948
7,097,000	L	7.250%, due 05/15/16	8,716,564
			126,469,189

		U.S. Treasury Note: 6.0%
45,100,000	L, S	4.250%, due 11/30/07	44,981,974
6,175,000	L	9.250%, due 02/15/16	8,559,371
			53,541,345

		U.S. Treasury STRIP: 0.4%
5,963,000		4.600%, due 05/15/16	3,739,868
			3,739,868
		Total U.S. Treasury Obligation
		(Cost $183,158,840)	183,750,403

ASSET-BACKED SECURITY: 5.0%

		Automobile Asset Backed Securities: 1.2%
1,063,441		Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	1,057,151
200,000		Capital One Auto Finance Trust, 3.180%, due 09/15/10	196,533
2,412,000		Carmax Auto Owner Trust, 4.210%, due 01/15/10	2,386,741
204,000		Daimler Chrysler Auto Trust, 3.490%, due 12/08/08	201,438
623,000		Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	609,673
917,000		Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	896,255
575,434		Household Automotive Trust, 2.310%, due 04/17/08	572,525
1,250,000		Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	1,220,656
1,292,871		Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	1,276,481
1,965,000		Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	1,945,539
200,000		USAA Auto Owner Trust, 2.040%, due 02/16/10	197,236
			10,560,228

		Credit Card Asset Backed Securities: 0.9%
560,000		Bank One Issuance Trust, 4.540%, due 09/15/10	554,832
530,000		Capital One Master Trust, 4.900%, due 03/15/10	530,994
800,000		Citibank Credit Card Issuance Trust, 3.100%, due 03/10/10	772,112
2,285,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	2,294,976
44,000		Citibank Credit Card Issuance Trust, 6.875%, due 11/16/09	45,654
2,429,000		Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	2,504,663

193,000		Discover Card Master Trust I, 5.150%, due 10/15/09	193,952
1,020,000		Fleet Credit Card Master Trust II, 2.400%, due 07/15/08	1,019,709
589,000		MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	608,920
			8,525,812

		Home Equity Asset Backed Securities: 1.5%
447,198		Bayview Financial Acquisition Trust, 5.060%, due 09/28/43	447,868
78,000	+	Centex Home Equity, 4.140%, due 03/25/28	76,877
50,711		Centex Home Equity, 4.810%, due 01/25/34	50,751
722,265		Freddie Mac, 4.655%, due 05/25/31	722,620
220,600		Freddie Mac, 4.680%, due 01/25/32	220,770
799,589		GMAC Mortgage Corp. Loan Trust, 4.760%, due 12/25/20	800,187
4,851,000		GSAA Trust, 5.242%, due 06/25/34	4,828,351
126,788		Merrill Lynch Mortgage Investors, Inc., 4.890%, due 07/25/34	127,340
698,235		New Century Home Equity Loan Trust, 4.780%, due 08/25/34	698,743
180,002		New Century Home Equity Loan Trust, 5.090%, due 07/25/30	180,132
90,000		Nissan Auto Receivables Owner Trust, 4.160%, due 08/25/34	88,557
1,521,132		QFA Royalties LLC, 7.300%, due 02/20/25	1,525,469
638,000	+	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	627,715
820,000	+	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	811,915
296,253		Residential Asset Securities Corp., 4.830%, due 06/25/32	296,869
221,081		Residential Asset Securities Corp., 4.990%, due 09/25/31	221,226
519,664		Saxon Asset Securities Trust, 3.960%, due 06/25/33	518,376
984,000		Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	963,886
			13,207,652

		Other Asset Backed Securities: 1.4%
87,481		Amortizing Residential Collateral Trust, 5.030%, due 05/25/32	87,579
9,763		Chase Funding Mortgage Loan, 2.734%, due 09/25/24	9,708
15,000		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	14,800
739,776		Chase Funding Mortgage Loan, 4.830%, due 07/25/33	741,654
951,000		Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	939,679
1,596,655		Fannie Mae, 4.670%, due 04/25/35	1,598,944
103,489		Fannie Mae, 4.730%, due 11/25/32	103,514
3,204,496		Lehman XS Trust, 4.810%, due 08/25/35	3,207,290
524,000		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	517,728
524,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	514,642
698,000		Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	690,404
1,000,000		Residential Asset Mortgage Products, Inc., 4.800%, due 07/25/35	1,001,800
55,143		Residential Asset Mortgage Products, Inc., 4.840%, due 06/25/33	55,258
2,851,422	+	Structured Asset Securities Corp., 6.000%, due 03/25/34	2,853,420
			12,336,420
		Total Asset-Backed Security
		(Cost $45,125,444)	44,630,112

COLLATERALIZED MORTGAGE OBLIGATION: 20.2%

		Commercial Mortgage Backed Securities: 5.1%
1,609,000		Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	1,562,246
5,336,000		Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	5,247,190
1,114,000		Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	1,099,599
1,524,000		Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	1,467,795
321,000		Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	309,473
1,527,000		Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	1,492,790
672,000	L	Capco America Securitization Corp., 6.260%, due 10/15/30	692,646
456,000		Capco America Securitization Corp., 6.460%, due 10/15/30	474,959
1,950,000		Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	2,093,906
1,093,000		Commercial Mortgage Pass Through Certificates, 3.600%, due 03/10/39	1,051,001
972,303		CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	936,677

1,000,000		DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	1,041,343
688,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	735,718
2,506,269		Ge Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	2,447,699
698,000		Ge Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	679,521
483,000		Ge Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	476,826
1,700,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	1,653,044
1,643,290		JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	1,602,578
4,263,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	4,414,360
2,775,152		JP Morgan Chase Commercial Mortgage Securities Corp., 6.244%, due 04/15/35	2,835,238
866,000		LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	835,023
225,000		LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	218,800
255,000		LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	247,640
289,000		LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	285,925
2,961,000		LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	3,072,335
1,703,000		LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	1,850,025
400,000		Morgan Stanley Capital I, 7.020%, due 03/15/32	422,341
2,328,652		Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	2,391,878
3,723,240		Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	3,576,831
400,000		Salomon Brothers Mortgage Securities VII, 7.520%, due 12/18/09	431,987
			45,647,394

		Diversified Financial Services: 0.4%
581,231	@@, #	Arcel Finance Ltd., 5.984%, due 02/01/09	588,060
2,743,260	#	Astoria Depositor Corp., 7.902%, due 05/01/21	2,813,090
			3,401,150

		Whole Loan Collateral CMO: 14.4%
522,101		ABN Amro Mortgage Corp., 5.030%, due 03/25/18	522,704
9,818,064		American Home Mortgage Investment Trust, 4.820%, due 11/25/45	9,795,687
6,399,022		Banc of America Funding Corp., 5.278%, due 09/20/35	6,290,879
3,278,931		Banc of America Funding Corp., 5.750%, due 09/20/34	3,254,093
1,166,978		Banc of America Mortgage Securities, 5.250%, due 11/25/19	1,164,810
2,322,116		Banc of America Mortgage Securities, 5.500%, due 06/25/35	2,318,413
1,704,074		Bear Stearns Alt-A Trust, 4.850%, due 07/25/34	1,707,053
12,428,445		Bear Stearns Asset Backed Securities, Inc., 4.860%, due 11/25/35	12,388,494
331,025		Citicorp Mortgage Securities, Inc., 4.980%, due 03/25/33	331,491
2,494,174		Citigroup Mortgage Loan Trust, Inc., 4.650%, due 02/25/35	2,496,015
1,184,482		Countrywide Alternative Loan Trust, 4.830%, due 02/25/35	1,185,538
464,353		Countrywide Alternative Loan Trust, 5.030%, due 07/25/35	465,748
1,075,027		Countrywide Alternative Loan Trust, 5.080%, due 04/25/33	1,077,514
8,133,444		Countrywide Alternative Loan Trust, 5.414%, due 10/25/35	8,085,212
3,646,603		Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	3,651,029
5,769,103		Countrywide Home Loan Mortgage Pass Through Trust, 4.761%, due 02/25/35	5,796,149
1,838,949		Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	1,810,240
707,744		Countrywide Home Loan Mortgage Pass Through Trust, 5.030%, due 04/25/18	709,606
594,029		First Horizon Asset Securities, Inc., 5.403%, due 10/25/35	592,318
4,400,052		GMAC Mortgage Corp. Loan Trust, 5.264%, due 03/18/35	4,346,427
902,126	#	GSMPS Mortgage Loan Trust, 4.880%, due 01/25/35	904,381
472,468		GSR Mortgage Loan Trust, 4.500%, due 08/25/19	464,561
759,074		GSR Mortgage Loan Trust, 5.030%, due 06/25/35	760,070
1,971,591		Harborview Mortgage Loan Trust, 4.833%, due 01/19/35	1,969,289
1,150,693		Homebanc Mortgage Trust, 4.960%, due 08/25/29	1,156,368
4,595,414		Mastr Adjustable Rate Mortgages Trust, 5.366%, due 06/25/35	4,517,889
3,184,792		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	3,199,701
454,983		MASTR Alternative Loans Trust, 6.500%, due 05/25/33	459,718
3,224,503		MLCC Mortgage Investors, Inc., 4.760%, due 04/25/29	3,229,614
1,141,873		MLCC Mortgage Investors, Inc., 4.850%, due 01/25/29	1,143,309
1,948,904		MLCC Mortgage Investors, Inc., 4.850%, due 10/25/28	1,950,111
4,199,825		Residential Accredit Loans, Inc., 4.930%, due 04/25/35	4,200,581
7,240,522		Residential Accredit Loans, Inc., 5.030%, due 08/25/35	7,263,253
1,262,816		Sequoia Mortgage Trust, 4.760%, due 01/20/35	1,264,033

374,638		Sequoia Mortgage Trust, 4.800%, due 11/20/33	375,026
1,692,809		Structured Adjustable Rate Mortgage Loan Trust, 4.840%, due 07/25/35	1,691,483
3,604,982		Structured Asset Mortgage Investments, Inc., 4.723%, due 04/19/35	3,602,729
3,500,000		Suntrust Alternative Loan Trust, 6.500%, due 12/25/35	3,565,450
1,190,224		Thornburg Mortgage Securities Trust, 4.880%, due 12/25/33	1,192,886
4,239,433		Thornburg Mortgage Securities Trust, 4.900%, due 09/25/34	4,249,275
1,042,465		Washington Mutual MSC Mortgage Pass-Through CTFS, 5.030%, due 01/25/18	1,045,748
142,912		Washington Mutual MSC Mortgage Pass-Through CTFS, 5.130%, due 03/25/33	143,091
2,417,503		Washington Mutual, Inc., 4.780%, due 01/25/45	2,419,444
1,459,446		Washington Mutual, Inc., 4.840%, due 01/25/45	1,460,912
1,816,295		Washington Mutual, Inc., 4.858%, due 06/25/44	1,818,435
2,882,752		Washington Mutual, Inc., 4.930%, due 08/25/45	2,887,882
2,203,843		Washington Mutual, Inc., 6.000%, due 06/25/34	2,208,665
2,160,000		Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	2,060,884
			129,194,208

		Whole Loan Collateral PAC: 0.2%
98,659		Countrywide Alternative Loan Trust, 4.930%, due 02/25/33	98,743
807,748		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	825,450
708,589		Residential Funding Mtg Sec I, 4.930%, due 11/25/17	709,519
			1,633,712

		Whole Loan Collateral Support CMOs: 0.1%
896,693		Banc of America Mortgage Securities, 5.500%, due 11/25/33	866,411
			866,411
		Total Collateralized Mortgage Obligation
		(Cost $182,863,141)	180,742,875

MUNICIPAL BONDS: 0.3%

		Municipal: 0.3%
605,000		City of New York, 5.000%, due 11/01/08	630,150
605,000		City of New York, 5.000%, due 11/01/11	647,458
605,000		City of New York, 5.000%, due 11/01/15	651,900
285,000		City of New York, 5.000%, due 04/01/35	293,482
			2,222,990
		Total Municipal Bonds
		(Cost $2,253,069)	2,222,990

OTHER BONDS: 0.1%

		Foreign Government Bonds: 0.1%
577,000	@@, L	Mexico Government Bond, 6.625%, due 03/03/15	633,257
366,101	@@	Republica Orient Uruguay, 10.500%, due 10/20/06	553,114
			1,186,371
		Total Other Bonds
		(Cost $1,010,677)	1,186,371

Shares	Value

PREFERRED STOCK: 2.0%

Banks: 0.5%
448	DG Funding Trust	$4,774,000
4,774,000

		Diversified Financial Services: 0.5%
119,000	C	Merrill Lynch & Co., Inc.	3,034,500
41,975	C	National Rural Utilities Cooperative Finance Corp.	990,610
			4,025,110

		Insurance: 0.8%
125,557	@@	Aegon NV	3,171,570
46,000	@@	Aegon NV	1,147,700
126,650	C	Metlife, Inc.	3,282,768
			7,602,038

		Telecommunications: 0.2%
1,250	@@, #	Centaur Funding Corp.	1,619,531
			1,619,531

		Total Preferred Stock
		(Cost $18,042,962)	18,020,679

WARRANTS: 0.0%
		Telecommunications: 0.0%
20	@	American Tower Corp.	7,654

		Total Warrants
		(Cost $1,502)	7,654

No. of
Contracts			Value

OPTIONS: 0.0%

1,310		ABS CDS Swaption, 1.850%, expires 03/20/11	$9,927
1,417		JPY Floating Rate Swaption, 1.100%, expires 03/01/34	137,510
145,971		JPY Floating Rate Swaption, 1.800%, expires 03/01/34	102,010
			249,447

		Total Options
		(Cost $-)	249,447

		Total Long-Term Investments:
		(Cost $941,117,337)	$937,569,124

Principal
Amount			Value

SHORT-TERM INVESTMENT: 30.3%

		Repurchase Agreement: 6.5%
$57,937,000	S	Goldman Sachs Repurchase Agreement
		dated 12/30/05, 4.250%, due 01/03/06,
		$57,964,359 to be received upon repurchase
		(Collateralized by $131,331,878 Various U.S.
		Treasury STRIP Obligations, 0.000%,
		Market Value plus accrued interest
		$ 9,675,110, due 08/15/15-08/15/26)	$57,937,000

		Total Repurchase Agreement
		(Cost $57,937,000)	57,937,000

		Securities Lending CollateralCC: 23.8%
213,128,000		The Bank of New York Institutional Cash Reserves Fund	213,128,000

Total Securities Lending Collateral
(Cost $213,128,000)		213,128,000

Total Short-Term Investments		271,065,000
(Cost $271,065,000)

Total Investments in Securities
(Cost $1,212,182,336)*	135.0%	$1,208,634,124
Other Assets and Liabilities-Net	(35.0)	(313,102,589)
Net Assets	100.0%	$895,531,535

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at December 31, 2005.
**	Defaulted security

*	Cost for federal income tax purposes is $1,213,181,229
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$3,099,046
	Gross Unrealized Depreciation	(7,646,154)
	Net Unrealized Depreciation	$(4,547,108)

Information concerning open futures contracts at December 31, 2005 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain Loss)

U.S. Treasury 10 Year Note Future	160	17,505,000	03/22/2006	154,200
U.S. Treasury 30 Year Note Future	317	36,197,438	03/31/2006	723,354
		53,702,438		877,554

Short Contracts

U.S. Treasury 2 Year Note Future	110	(22,570,625)	03/31/2006	(18,363)
		(22,570,625)		(18,363)

Information concerning open written option contracts at December 31, 2005 is shown below:

Options Written	No. of Contracts	Strike Rate	Expiration Date	Value

Georgia Pacific CDS	531	7.250%	12/20/2010	(2,249)

Total Liability for Options Written
(Premiums received $-)				(2,249)

Information concerning open interest rate swap contracts at December 31, 2005 is shown below:

	Notional Principal Amount		Termination Date	Unrealized Gain (Loss)

Received a fixed rate equal to 1.800% and pay a floating rate based on 3-month LIBOR.	500,000	JPY	03/01/2034	29,662

Counterparty: UBS AG

Received a fixed rate equal to 1.800% and pay a floating rate based on 3-month LIBOR.	100,000	JPY	03/01/2034	(3,159)

Counterparty: UBS AG
	53,702,438			26,503

PORTFOLIO OF INVESTMENTS
ING National Tax Exempt Bond Fund	as of December 31, 2005 (Unaudited)

Principal Amount	Rating(1)	Value

MUNICIPAL BONDS: 97.6%

$1,000,000	California: 9.9%	AAA/AAA	$1,211,840
	Pleasant Valley School Distric-Venture Country, Reference Series A, 5.850%, due 08/01/31	Aaa/AAA	526,235
500,000 1,000,000	San Marcos Public Facilities Authority, 5.000%, due 08/01/21 Stateof California, 5.00%, due 1/01/08	AAA/AAA	1,034,160
			2,772,235
	Colorado: 5.7%
500,00	Colorado Health Facilities Authority, 5.350% due 08/01/15	A3/AAA	515,630
1,000,000	Intertocken Metropolitan District Colorado Reforence, Series A, 5.750%, due 12/15/19	NR/AA	1,073,340
			1,588,970
	Connecticut: 2.0%
520,000	Connecticut State Development Authority, 5.000%, due 10/15/23	Aaa/AAA	550,872
			550,872
	Florida: 9.3%
250,000	City of Tallahassee, 6.375%, due 12/01/30	A3/NR	268,928
550,000	Florida State Board of Education, 5.750%, due 06/01/22	Aa1/AA+	546,915
750,000	Gulf Breeeze, 5.050%, due 12/01/20	AAA/AAA	802,520
1,000,000	Orlando & Orange County Expressway Authority, 3.330%, due 07/01/32	Aaa/AAA	1,000,000
			2,618,343
	Illinois: 8.6%
25,000	Chicago Illinois Tax Increment Redevelopment Project, Series A, 5.000%, due 11/15/10	NR/A	26,198
1,250,000	De Kalb-Ogle Etc. Counties Community College District No 523, FSA Insured, 5.750%, due 02/01/11	Aaa/NR	1,354,587
1,000,000	State of Illinois, 5.000%, due 04/01/07	Aa3/NR	1,039,100
			2,419,885
	Massachusetts: 0.4%
115,000	Massachusetts Health & Educational Facilities Authority, 8.500%, due 07/01/21	BAA2/BBB	126,190
			126,190
	Nevade: 7.7%
1,000,000	Country of Clark, 5.000%, due 06/01/32	AAA/AAA	1,032,710
1,100,000	Washoe County Nevada Gas & Water Facilities, 6.300%, due 12/01/14	Aaa/AAA	1,140,953
			2,173,663
	New Mexico: 5.7%
1,000,000	Clovis Public Financing Authority, 5.000%, due 08/01/26	AAA/NR	1,058,110
500.000	New Mexico Finance Authority, 5.000%, due 04/01/16	AAA/AAA	536,930
			1,595,040
	New York: 15.7%
835,000	Albany Industrial Development Agency, 7.750%, due 01/01/10	NR	917,373
1,000,000	City of New York, 5.000%, due 08/01/24	A1/A+	1,043,690

500,000	Metropolitan Transportation Authority, 5.000%, due 11/15/22	Aaa/AAA	528,110
1,000,000	New York State Dormilory Authority Revenue, Series C, 5.500%, due 07/01/15	Aaa/AAA	1,092,081
5,000	Tobacco Settlement Financing Authority, 5.000%, due 06/01/10	NR/AA-	5,016
775,000	Westchester County Industrial Development Agency, 4.750%, due 07/01/20	A	784,168
			4,370,738
	North Carolina: 3.8%
710,000	City of Ralcigh NC, 5.000%, due 02/01/24	Aa2/AA+	742,135
295,000	New Hanover County NC, 5.750%, due 11/01/12	Aa2/AA	327,497
			1,059,632
	Ohio: 0.2%
55,000	Lakota Local School District, School Improvement, 7.000%, due 12/01/10	AAA/AAA	63,736
			63,736
	Oklahoma: 7.9%
580,000	Oklahoma Industries Authority, 6.000%, due 08/15/19	NR/AAA	630,228
420,000	Oklahoma Industries Authority, 6.000%, due 08/15/19	NR/AAA	459,215
1,000,000	Payne County Oklahoma Economic Development Authority, Student Housing Revenue, Collegiate Housing Foundation, Series A, 5.375%, due 06/01/30	Baa3/NR	1,132,600
			2,222,043
	Pennsylvania: 7.5%
1,000,000	Lebabon County Health Facilities Authority, 8.000%, due 11/15/35	BAA1/BBB+	1,077,940
1,000,000	Philadelphia Pennsylvania Hospitaals & Higher Education Facilities Authority Revenue, Jefferson Health System, 5.000%, due 05/15/18	A1/AA-	1,030,550
			2,108,490
	Rhode Island: 0.5%
35,000	Dunns Corner Fire District, 7,950%, due 06/01/06	NR/NR	35,651
35,000	Dunns Corner Fire District, 8,000%, due 06/01/07	NR/NR	37,150
35,000	Dunns Corner Fire District, 8,050%, due 06/01/08	NR/NR	38,509
35,000	Dunns Corner Fire District, 8,100%, due 06/01/09	NR/NR	39,823
			151,133
	Tennessee: 0.9%
240,000	Knox County Health Educational & Housing Facilities Board, 5.750%, due 04/01/19	BAA1/NA	250,411
			250,411
	Texas: 8.1%
1,000,000	Harris County Health Facilities Development Authority Revenue, Series B, 5.750%, due 07/01/27	Aa3/AAA	1,191,450
1,000,000	Laredo Independent School District, 5.500%, due 08/01/20	Aaa/AAA	1,070,580
			2,262,030
	Wisconsin: 3.7%
1,000,000	Badger TOB Asset Securitization Corp, 6.000%, due 06/01/17	Baa3/BBB	1,051,770
			1,051,770
	Total Municipal Bonds (Cost $26,626,633)		27,394,881

	Total Investments in Securities (cost $26,625,633)*	97.6%	$27,394,881
	Other Assets and Liabilities—Net	2.4	586,523
	Net Assets	100.0%	$28,081,404

*	Cost for federal income tax purpose is the same for financial statement purpose.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$898,099
	Gross Unrealized Appreciation		(128,851)
	Net Unrealized Appreciation		$769,248
(1)	Credit ratings are provided by Moody’s Investor Service, Inc. and Standards and Poor’s Rating Group (Unaudited).

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Funds Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	March 1, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 1, 2006